FINANCIAL STATEMENTS

Transamerica Life Insurance Company

WRL Series Life Account

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

WRL Series Life Account

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of WRL Series Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of WRL Series Life Account indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of WRL Series Life Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares	TA Aegon Bond Initial Class
Fidelity® VIP Contrafund® Service Class 2	TA Aegon Core Bond Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA Aegon High Yield Bond Initial Class
Fidelity® VIP Growth Opportunities Service Class 2	TA Aegon Sustainable Equity Income Initial Class
Fidelity® VIP Index 500 Service Class 2	TA Aegon U.S. Government Securities Initial Class
Franklin Allocation Class 4 Shares	TA BlackRock Global Real Estate Securities Initial Class
ProFund Access VP High Yield	TA BlackRock Government Money Market Initial Class
ProFund VP Asia 30	TA BlackRock iShares Active Asset Allocation - Conservative Initial Class
ProFund VP Basic Materials	TA BlackRock iShares Active Asset Allocation - Moderate Initial Class
ProFund VP Bull	TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class
ProFund VP Consumer Services	TA BlackRock iShares Edge 40 Initial Class
ProFund VP Emerging Markets	TA BlackRock Tactical Allocation Initial Class
ProFund VP Europe 30	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
ProFund VP Falling U.S. Dollar	TA Goldman Sachs Managed Risk - Growth ETF Initial Class
ProFund VP Financials	TA International Focus Initial Class
ProFund VP Government Money Market	TA Janus Balanced Initial Class
ProFund VP International	TA Janus Mid-Cap Growth Initial Class
ProFund VP Japan	TA JPMorgan Asset Allocation - Conservative Initial Class
ProFund VP Mid-Cap	TA JPMorgan Asset Allocation - Growth Initial Class

ProFund VP NASDAQ-100	TA JPMorgan Asset Allocation - Moderate Initial Class
ProFund VP Oil & Gas	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
ProFund VP Pharmaceuticals	TA JPMorgan Enhanced Index Initial Class
ProFund VP Precious Metals	TA JPMorgan International Moderate Growth Initial Class
ProFund VP Short Emerging Markets	TA JPMorgan Mid Cap Value Initial Class
ProFund VP Short International	TA JPMorgan Tactical Allocation Initial Class
ProFund VP Short NASDAQ-100	TA Morgan Stanley Capital Growth Initial Class
ProFund VP Short Small-Cap	TA Morgan Stanley Global Allocation Initial Class
ProFund VP Small-Cap	TA Multi-Managed Balanced Initial Class
ProFund VP Small-Cap Value	TA PIMCO Tactical - Balanced Initial Class
ProFund VP Telecommunications	TA PIMCO Tactical - Conservative Initial Class
ProFund VP U.S. Government Plus	TA PIMCO Tactical - Growth Initial Class
ProFund VP UltraNASDAQ-100	TA Small/Mid Cap Value Initial Class
ProFund VP UltraSmall-Cap	TA T. Rowe Price Small Cap Initial Class
ProFund VP Utilities	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of WRL Series Life Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of WRL Series Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of WRL Series Life Account since 2014.

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	336,787.993	$3,393,127	$2,744,822	$(3)	$2,744,819	135,683	$16.999746	$25.632816
Fidelity® VIP Contrafund® Service Class 2	686,842.927	24,937,939	25,097,241	(58)	25,097,183	711,531	29.987276	41.115626
Fidelity® VIP Equity-Income Service Class 2	590,639.947	13,376,095	13,413,433	5	13,413,438	427,013	27.841850	34.540621
Fidelity® VIP Growth Opportunities Service Class 2	388,093.569	21,193,902	15,488,814	32	15,488,846	396,166	35.458769	44.583359
Fidelity® VIP Index 500 Service Class 2	197,514.695	70,956,274	73,021,183	(21)	73,021,162	2,027,167	31.366415	43.500414
Franklin Allocation Class 4 Shares	461,822.398	2,548,339	2,115,147	1	2,115,148	101,386	17.318621	27.383481
ProFund Access VP High Yield	138,808.003	3,486,508	3,274,481	2	3,274,483	200,792	14.415708	21.127320
ProFund VP Asia 30	124,186.031	6,192,448	4,403,637	(10)	4,403,627	478,322	8.477838	9.684320
ProFund VP Basic Materials	48,781.684	3,881,876	3,726,921	32	3,726,953	227,293	14.414465	17.616308
ProFund VP Bull	86,129.753	4,758,798	4,192,796	(4)	4,192,792	150,584	24.861483	28.445215
ProFund VP Consumer Services	78,862.587	5,692,449	4,130,822	(6)	4,130,816	136,501	28.794088	35.891290
ProFund VP Emerging Markets	239,594.454	7,296,862	5,994,653	(6)	5,994,647	734,255	6.848705	8.758312
ProFund VP Europe 30	46,941.865	1,125,902	1,057,131	4	1,057,135	91,459	9.844703	12.965511
ProFund VP Falling U.S. Dollar	16,092.425	250,078	242,996	(2)	242,994	43,039	4.450569	5.815762
ProFund VP Financials	125,849.724	5,838,044	5,314,634	79	5,314,713	250,894	16.269706	25.262422
ProFund VP Government Money Market	15,175,455.170	15,175,455	15,175,455	(75)	15,175,380	1,562,358	8.274437	10.798911
ProFund VP International	244,927.343	4,798,465	4,362,156	61	4,362,217	406,075	8.589363	11.395782
ProFund VP Japan	52,100.332	2,675,768	2,525,824	(65)	2,525,759	141,314	12.458952	20.840768
ProFund VP Mid-Cap	314,068.875	5,275,154	4,610,531	(2)	4,610,529	201,379	22.038651	26.547663
ProFund VP NASDAQ-100	676,026.052	36,642,835	25,830,955	8	25,830,963	582,950	39.575266	54.311497
ProFund VP Oil & Gas	400,073.892	15,263,571	17,719,273	(12)	17,719,261	1,468,911	9.559050	12.823451
ProFund VP Pharmaceuticals	168,375.358	6,072,221	6,282,085	(1)	6,282,084	236,246	24.945179	29.026248
ProFund VP Precious Metals	300,856.269	8,517,083	7,530,432	(41)	7,530,391	1,663,555	4.251091	4.906233
ProFund VP Short Emerging Markets	26,990.919	716,038	721,467	-	721,467	203,275	1.854538	4.160034
ProFund VP Short International	27,222.453	820,868	769,579	(4)	769,575	242,581	2.114816	3.675587
ProFund VP Short NASDAQ-100	174,211.676	3,114,301	3,174,137	(42)	3,174,095	3,935,052	0.483632	0.995534
ProFund VP Short Small-Cap	48,338.391	1,239,752	1,272,750	(76)	1,272,674	964,575	0.746198	1.760657
ProFund VP Small-Cap	87,591.079	2,823,882	2,614,594	(4)	2,614,590	129,618	19.396185	21.730288
ProFund VP Small-Cap Value	72,785.624	3,038,356	2,899,051	64	2,899,115	122,667	22.979289	26.909184
ProFund VP Telecommunications	24,045.259	754,174	702,122	(2)	702,120	50,674	12.563557	14.868585
ProFund VP U.S. Government Plus	202,253.977	4,318,656	2,683,910	4	2,683,914	222,649	10.775671	13.498365
ProFund VP UltraNASDAQ-100	2,605,396.480	68,732,591	37,413,493	(39)	37,413,454	459,969	73.132257	83.971849
ProFund VP UltraSmall-Cap	591,058.140	8,785,071	6,667,136	11	6,667,147	289,694	20.154478	24.673084
ProFund VP Utilities	154,052.491	6,264,313	6,393,178	(11)	6,393,167	261,531	19.447233	26.815262
TA Aegon Bond Initial Class	1,956,861.108	20,784,428	17,963,985	(25)	17,963,960	1,324,607	11.610255	16.824348
TA Aegon Core Bond Initial Class	2,586,527.194	33,377,857	27,520,649	(66)	27,520,583	1,377,204	11.769767	46.019905
TA Aegon High Yield Bond Initial Class	1,906,950.274	13,997,728	12,299,829	(28)	12,299,801	627,616	16.226144	25.760385
TA Aegon Sustainable Equity Income Initial Class	3,222,457.438	64,032,748	56,618,577	(10)	56,618,567	1,971,207	18.151979	47.913696
TA Aegon U.S. Government Securities Initial Class	700,239.120	7,642,127	6,253,135	15	6,253,150	500,660	10.935252	14.739469
TA BlackRock Global Real Estate Securities Initial Class	3,295,186.708	37,741,703	30,052,103	32	30,052,135	1,527,242	13.120523	37.281950
TA BlackRock Government Money Market Initial Class	35,276,976.100	35,276,976	35,276,976	(314)	35,276,662	2,806,920	8.604511	19.872040
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	468,558.686	4,899,078	3,903,094	(14)	3,903,080	299,386	11.723508	14.159859

See accompanying notes.	4

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	207,288.030	$2,280,507	$1,844,863	$(7)	$1,844,856	144,120	$11.667741	$13.558063
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	2,346,830.998	25,307,579	20,957,201	(39)	20,957,162	1,691,198	11.080166	14.023741
TA BlackRock iShares Edge 40 Initial Class	264,210.577	2,515,366	2,169,169	(19)	2,169,150	135,982	12.152276	20.279065
TA BlackRock Tactical Allocation Initial Class	4,406,458.051	33,624,767	23,486,421	(13)	23,486,408	1,444,463	14.635892	17.247078
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	251,319.637	3,176,264	2,794,674	(1)	2,794,673	179,711	15.047662	17.626863
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	339,761.507	3,629,188	3,176,770	9	3,176,779	182,303	16.875788	19.349755
TA International Focus Initial Class	3,967,488.041	33,500,682	31,184,456	(30)	31,184,426	1,783,990	14.976900	22.399264
TA Janus Balanced Initial Class	836,892.418	14,402,843	12,310,687	(8)	12,310,679	613,920	18.875364	23.077545
TA Janus Mid-Cap Growth Initial Class	12,193,840.619	407,825,266	383,496,287	(61)	383,496,226	7,521,990	24.350775	127.790824
TA JPMorgan Asset Allocation - Conservative Initial Class	2,639,421.066	27,176,674	21,748,830	(70)	21,748,760	1,235,899	14.200469	20.908548
TA JPMorgan Asset Allocation - Growth Initial Class	35,346,250.745	417,752,060	313,874,707	(88)	313,874,619	13,515,791	19.573527	31.002575
TA JPMorgan Asset Allocation - Moderate Initial Class	6,661,255.619	77,422,393	64,414,342	(150)	64,414,192	3,495,140	15.805004	23.919378
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	29,103,916.900	347,215,854	279,106,563	(249)	279,106,314	13,782,990	17.497916	27.133177
TA JPMorgan Enhanced Index Initial Class	755,330.132	18,069,231	14,932,877	(4)	14,932,873	401,833	32.961549	45.067462
TA JPMorgan International Moderate Growth Initial Class	1,285,580.530	12,769,141	10,966,002	(30)	10,965,972	773,128	12.580464	16.059590
TA JPMorgan Mid Cap Value Initial Class	402,599.214	6,639,103	5,886,001	(1)	5,886,000	140,955	28.607024	51.075307
TA JPMorgan Tactical Allocation Initial Class	3,192,996.921	45,392,172	36,783,325	(28)	36,783,297	1,862,060	11.813130	43.957175
TA Morgan Stanley Capital Growth Initial Class	20,913,321.664	232,051,413	79,261,489	58	79,261,547	2,345,347	27.840176	46.559042
TA Morgan Stanley Global Allocation Initial Class	1,004,034.777	7,543,480	5,271,183	8	5,271,191	343,093	13.875983	16.114472
TA Multi-Managed Balanced Initial Class	8,644,410.137	122,101,756	117,563,978	(66)	117,563,912	3,605,852	22.715243	35.735679
TA PIMCO Tactical - Balanced Initial Class	537,984.414	6,206,072	4,793,441	(16)	4,793,425	345,533	13.012176	15.948941
TA PIMCO Tactical - Conservative Initial Class	944,690.718	10,855,734	8,587,239	(27)	8,587,212	657,994	12.488373	15.306894
TA PIMCO Tactical - Growth Initial Class	1,239,507.092	14,013,989	10,895,267	(21)	10,895,246	786,622	13.334663	16.657277
TA Small/Mid Cap Value Initial Class	6,833,044.358	134,965,777	128,666,225	(72)	128,666,153	3,795,670	26.689370	55.611911
TA T. Rowe Price Small Cap Initial Class	5,279,535.317	73,082,291	51,633,855	(72)	51,633,783	1,455,300	29.302480	48.983986
TA WMC US Growth Initial Class	45,810,712.899	1,379,274,691	1,188,329,893	(32)	1,188,329,861	26,762,939	29.051593	47.654704

See accompanying notes.	5

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Balanced Hedged Allocation Class B Shares Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$2,646,256	$30,292,014	$10,779,441	$25,301,018

Investment Income:
Reinvested Dividends	7,548	8,978	211,866	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,955	206,044	77,626	169,041

Net Investment Income (Loss)	(14,407)	(197,066)	134,240	(169,041)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	65,616	4,243,904	1,450,634	2,455,328
Realized Gain (Loss) on Investments	8,334	1,016,267	328,370	2,381,147

Net Realized Capital Gains (Losses) on Investments	73,950	5,260,171	1,779,004	4,836,475
Net Change in Unrealized Appreciation (Depreciation)	279,167	2,828,223	670,126	(1,845,781)

Net Gain (Loss) on Investment	353,117	8,088,394	2,449,130	2,990,694

Net Increase (Decrease) in Net Assets Resulting from Operations	338,710	7,891,328	2,583,370	2,821,653

Increase (Decrease) in Net Assets from Contract Transactions	349,933	(1,545,481)	301,275	(818,980)

Total Increase (Decrease) in Net Assets	688,643	6,345,847	2,884,645	2,002,673

Net Assets as of December 31, 2021:	$3,334,899	$36,637,861	$13,664,086	$27,303,691

Investment Income:
Reinvested Dividends	93,026	74,179	235,286	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,539	172,575	82,737	114,481

Net Investment Income (Loss)	72,487	(98,396)	152,549	(114,481)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	303,054	1,400,098	469,202	3,870,373
Realized Gain (Loss) on Investments	(82,935)	670,412	148,994	725,410

Net Realized Capital Gains (Losses) on Investments	220,119	2,070,510	618,196	4,595,783
Net Change in Unrealized Appreciation (Depreciation)	(963,427)	(11,662,121)	(1,568,513)	(14,781,017)

Net Gain (Loss) on Investment	(743,308)	(9,591,611)	(950,317)	(10,185,234)

Net Increase (Decrease) in Net Assets Resulting from Operations	(670,821)	(9,690,007)	(797,768)	(10,299,715)

Increase (Decrease) in Net Assets from Contract Transactions	80,741	(1,850,671)	547,120	(1,515,130)

Total Increase (Decrease) in Net Assets	(590,080)	(11,540,678)	(250,648)	(11,814,845)

Net Assets as of December 31, 2022:	$2,744,819	$25,097,183	$13,413,438	$15,488,846

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount	ProFund VP Asia 30 Subaccount

Net Assets as of December 31, 2020:	$68,174,561	$2,590,133	$3,202,897	$5,684,247

Investment Income:
Reinvested Dividends	829,417	38,525	77,817	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	453,746	15,542	19,595	42,210

Net Investment Income (Loss)	375,671	22,983	58,222	(42,210)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	564,700	-	-	986,069
Realized Gain (Loss) on Investments	7,445,832	(117,004)	(5,104)	680,210

Net Realized Capital Gains (Losses) on Investments	8,010,532	(117,004)	(5,104)	1,666,279
Net Change in Unrealized Appreciation (Depreciation)	10,672,925	348,901	(63,116)	(3,166,520)

Net Gain (Loss) on Investment	18,683,457	231,897	(68,220)	(1,500,241)

Net Increase (Decrease) in Net Assets Resulting from Operations	19,059,128	254,880	(9,998)	(1,542,451)

Increase (Decrease) in Net Assets from Contract Transactions	1,844,803	(398,009)	(165,444)	834,872

Total Increase (Decrease) in Net Assets	20,903,931	(143,129)	(175,442)	(707,579)

Net Assets as of December 31, 2021:	$89,078,492	$2,447,004	$3,027,455	$4,976,668

Investment Income:
Reinvested Dividends	943,504	31,594	108,510	18,523
Investment Expense:
Mortality and Expense Risk and Administrative Charges	397,944	13,251	18,071	20,731

Net Investment Income (Loss)	545,560	18,343	90,439	(2,208)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	592,632	199,116	-	435,238
Realized Gain (Loss) on Investments	5,366,478	(109,827)	(208,935)	(2,086,652)

Net Realized Capital Gains (Losses) on Investments	5,959,110	89,289	(208,935)	(1,651,414)
Net Change in Unrealized Appreciation (Depreciation)	(23,291,957)	(522,845)	(165,548)	358,655

Net Gain (Loss) on Investment	(17,332,847)	(433,556)	(374,483)	(1,292,759)

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,787,287)	(415,213)	(284,044)	(1,294,967)

Increase (Decrease) in Net Assets from Contract Transactions	729,957	83,357	531,072	721,926

Total Increase (Decrease) in Net Assets	(16,057,330)	(331,856)	247,028	(573,041)

Net Assets as of December 31, 2022:	$73,021,162	$2,115,148	$3,274,483	$4,403,627

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Emerging Markets Subaccount

Net Assets as of December 31, 2020:	$2,916,123	$4,864,234	$6,421,577	$7,586,888

Investment Income:
Reinvested Dividends	10,702	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,577	32,705	41,198	40,937

Net Investment Income (Loss)	(12,875)	(32,705)	(41,198)	(40,937)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	85,916	329,381	525,194	-
Realized Gain (Loss) on Investments	479,181	406,880	37,897	916,835

Net Realized Capital Gains (Losses) on Investments	565,097	736,261	563,091	916,835
Net Change in Unrealized Appreciation (Depreciation)	241,629	511,203	97,248	(2,546,807)

Net Gain (Loss) on Investment	806,726	1,247,464	660,339	(1,629,972)

Net Increase (Decrease) in Net Assets Resulting from Operations	793,851	1,214,759	619,141	(1,670,909)

Increase (Decrease) in Net Assets from Contract Transactions	1,049,285	(343,128)	(121,960)	294,619

Total Increase (Decrease) in Net Assets	1,843,136	871,631	497,181	(1,376,290)

Net Assets as of December 31, 2021:	$4,759,259	$5,735,865	$6,918,758	$6,210,598

Investment Income:
Reinvested Dividends	8,424	-	-	32,955
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,433	26,475	27,863	26,462

Net Investment Income (Loss)	(15,009)	(26,475)	(27,863)	6,493

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,473	605,680	53,433	-
Realized Gain (Loss) on Investments	89,789	84,903	(479,476)	(392,574)

Net Realized Capital Gains (Losses) on Investments	132,262	690,583	(426,043)	(392,574)
Net Change in Unrealized Appreciation (Depreciation)	(692,913)	(1,792,677)	(1,687,691)	(654,472)

Net Gain (Loss) on Investment	(560,651)	(1,102,094)	(2,113,734)	(1,047,046)

Net Increase (Decrease) in Net Assets Resulting from Operations	(575,660)	(1,128,569)	(2,141,597)	(1,040,553)

Increase (Decrease) in Net Assets from Contract Transactions	(456,646)	(414,504)	(646,345)	824,602

Total Increase (Decrease) in Net Assets	(1,032,306)	(1,543,073)	(2,787,942)	(215,951)

Net Assets as of December 31, 2022:	$3,726,953	$4,192,792	$4,130,816	$5,994,647

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount

Net Assets as of December 31, 2020:	$743,173	$571,233	$3,629,255	$18,415,872

Investment Income:
Reinvested Dividends	8,399	-	18,546	2,221
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,381	1,616	35,611	92,643

Net Investment Income (Loss)	(982)	(1,616)	(17,065)	(90,422)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,586	341,636	-
Realized Gain (Loss) on Investments	210,621	(10,105)	397,293	-

Net Realized Capital Gains (Losses) on Investments	210,621	(6,519)	738,929	-
Net Change in Unrealized Appreciation (Depreciation)	70,425	(24,430)	584,508	-

Net Gain (Loss) on Investment	281,046	(30,949)	1,323,437	-

Net Increase (Decrease) in Net Assets Resulting from Operations	280,064	(32,565)	1,306,372	(90,422)

Increase (Decrease) in Net Assets from Contract Transactions	387,122	(323,049)	2,485,590	1,596,675

Total Increase (Decrease) in Net Assets	667,186	(355,614)	3,791,962	1,506,253

Net Assets as of December 31, 2021:	$1,410,359	$215,619	$7,421,217	$19,922,125

Investment Income:
Reinvested Dividends	20,514	-	5,606	164,136
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,331	966	34,438	88,718

Net Investment Income (Loss)	12,183	(966)	(28,832)	75,418

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	60,286	-	73,326	-
Realized Gain (Loss) on Investments	(152,114)	(26,047)	(9,812)	-

Net Realized Capital Gains (Losses) on Investments	(91,828)	(26,047)	63,514	-
Net Change in Unrealized Appreciation (Depreciation)	(104,249)	9,077	(1,210,017)	-

Net Gain (Loss) on Investment	(196,077)	(16,970)	(1,146,503)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(183,894)	(17,936)	(1,175,335)	75,418

Increase (Decrease) in Net Assets from Contract Transactions	(169,330)	45,311	(931,169)	(4,822,163)

Total Increase (Decrease) in Net Assets	(353,224)	27,375	(2,106,504)	(4,746,745)

Net Assets as of December 31, 2022:	$1,057,135	$242,994	$5,314,713	$15,175,380

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP International Subaccount	ProFund VP Japan Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount

Net Assets as of December 31, 2020:	$2,698,233	$792,777	$4,946,836	$31,067,075

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,666	5,120	35,205	231,203

Net Investment Income (Loss)	(13,666)	(5,120)	(35,205)	(231,203)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	102,476	223,335	5,067,737
Realized Gain (Loss) on Investments	458,742	80,305	359,010	4,831,970

Net Realized Capital Gains (Losses) on Investments	458,742	182,781	582,345	9,899,707
Net Change in Unrealized Appreciation (Depreciation)	(217,480)	(151,030)	527,057	(1,539,463)

Net Gain (Loss) on Investment	241,262	31,751	1,109,402	8,360,244

Net Increase (Decrease) in Net Assets Resulting from Operations	227,596	26,631	1,074,197	8,129,041

Increase (Decrease) in Net Assets from Contract Transactions	61,071	(167,965)	349,425	3,860,478

Total Increase (Decrease) in Net Assets	288,667	(141,334)	1,423,622	11,989,519

Net Assets as of December 31, 2021:	$2,986,900	$651,443	$6,370,458	$43,056,594

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,216	5,880	28,509	177,001

Net Investment Income (Loss)	(11,216)	(5,880)	(28,509)	(177,001)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	117,875	58,970	1,097,008	6,318,437
Realized Gain (Loss) on Investments	139,284	(98,549)	(992,775)	(5,216,145)

Net Realized Capital Gains (Losses) on Investments	257,159	(39,579)	104,233	1,102,292
Net Change in Unrealized Appreciation (Depreciation)	(771,004)	(171,132)	(1,086,624)	(15,119,811)

Net Gain (Loss) on Investment	(513,845)	(210,711)	(982,391)	(14,017,519)

Net Increase (Decrease) in Net Assets Resulting from Operations	(525,061)	(216,591)	(1,010,900)	(14,194,520)

Increase (Decrease) in Net Assets from Contract Transactions	1,900,378	2,090,907	(749,029)	(3,031,111)

Total Increase (Decrease) in Net Assets	1,375,317	1,874,316	(1,759,929)	(17,225,631)

Net Assets as of December 31, 2022:	$4,362,217	$2,525,759	$4,610,529	$25,830,963

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Short Emerging Markets Subaccount

Net Assets as of December 31, 2020:	$5,035,078	$6,322,174	$10,748,618	$236,037

Investment Income:
Reinvested Dividends	112,250	16,443	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,915	40,589	65,108	1,572

Net Investment Income (Loss)	69,335	(24,146)	(65,108)	(1,572)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	80,789	-	-
Realized Gain (Loss) on Investments	1,391,637	124,310	1,177,503	(136,441)

Net Realized Capital Gains (Losses) on Investments	1,391,637	205,099	1,177,503	(136,441)
Net Change in Unrealized Appreciation (Depreciation)	1,040,299	452,152	(2,039,392)	166,674

Net Gain (Loss) on Investment	2,431,936	657,251	(861,889)	30,233

Net Increase (Decrease) in Net Assets Resulting from Operations	2,501,271	633,105	(926,997)	28,661

Increase (Decrease) in Net Assets from Contract Transactions	855,072	(312,550)	(1,016,077)	126,079

Total Increase (Decrease) in Net Assets	3,356,343	320,555	(1,943,074)	154,740

Net Assets as of December 31, 2021:	$8,391,421	$6,642,729	$8,805,544	$390,777

Investment Income:
Reinvested Dividends	154,981	4,917	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	79,314	38,685	51,105	2,452

Net Investment Income (Loss)	75,667	(33,768)	(51,105)	(2,452)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	369,069	-	6,339
Realized Gain (Loss) on Investments	3,934,428	168,093	(506,876)	43,824

Net Realized Capital Gains (Losses) on Investments	3,934,428	537,162	(506,876)	50,163
Net Change in Unrealized Appreciation (Depreciation)	1,454,488	(971,694)	(635,856)	(20,904)

Net Gain (Loss) on Investment	5,388,916	(434,532)	(1,142,732)	29,259

Net Increase (Decrease) in Net Assets Resulting from Operations	5,464,583	(468,300)	(1,193,837)	26,807

Increase (Decrease) in Net Assets from Contract Transactions	3,863,257	107,655	(81,316)	303,883

Total Increase (Decrease) in Net Assets	9,327,840	(360,645)	(1,275,153)	330,690

Net Assets as of December 31, 2022:	$17,719,261	$6,282,084	$7,530,391	$721,467

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount

Net Assets as of December 31, 2020:	$353,854	$2,839,671	$548,617	$4,480,052

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,882	5,365	3,443	30,308

Net Investment Income (Loss)	(1,882)	(5,365)	(3,443)	(30,308)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,435	-	250,697
Realized Gain (Loss) on Investments	(132,790)	(912,435)	(271,150)	925,527

Net Realized Capital Gains (Losses) on Investments	(132,790)	(905,000)	(271,150)	1,176,224
Net Change in Unrealized Appreciation (Depreciation)	80,424	690,983	142,363	(552,679)

Net Gain (Loss) on Investment	(52,366)	(214,017)	(128,787)	623,545

Net Increase (Decrease) in Net Assets Resulting from Operations	(54,248)	(219,382)	(132,230)	593,237

Increase (Decrease) in Net Assets from Contract Transactions	(22,971)	(1,940,553)	218,905	(1,330,541)

Total Increase (Decrease) in Net Assets	(77,219)	(2,159,935)	86,675	(737,304)

Net Assets as of December 31, 2021:	$276,635	$679,736	$635,292	$3,742,748

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,695	10,435	4,978	20,023

Net Investment Income (Loss)	(2,695)	(10,435)	(4,978)	(20,023)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	453,822
Realized Gain (Loss) on Investments	(3,041)	(173,235)	65,492	(1,065,946)

Net Realized Capital Gains (Losses) on Investments	(3,041)	(173,235)	65,492	(612,124)
Net Change in Unrealized Appreciation (Depreciation)	1,587	123,172	48,867	(212,815)

Net Gain (Loss) on Investment	(1,454)	(50,063)	114,359	(824,939)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,149)	(60,498)	109,381	(844,962)

Increase (Decrease) in Net Assets from Contract Transactions	497,089	2,554,857	528,001	(283,196)

Total Increase (Decrease) in Net Assets	492,940	2,494,359	637,382	(1,128,158)

Net Assets as of December 31, 2022:	$769,575	$3,174,095	$1,272,674	$2,614,590

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP UltraNASDAQ-100 Subaccount

Net Assets as of December 31, 2020:	$3,392,669	$967,161	$7,661,538	$64,613,684

Investment Income:
Reinvested Dividends	5,026	10,364	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,187	6,234	31,008	447,197

Net Investment Income (Loss)	(24,161)	4,130	(31,008)	(447,197)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	856,566	19,899,597
Realized Gain (Loss) on Investments	993,087	42,193	(1,891,483)	11,678,002

Net Realized Capital Gains (Losses) on Investments	993,087	42,193	(1,034,917)	31,577,599
Net Change in Unrealized Appreciation (Depreciation)	(25,077)	108,366	249,777	492,158

Net Gain (Loss) on Investment	968,010	150,559	(785,140)	32,069,757

Net Increase (Decrease) in Net Assets Resulting from Operations	943,849	154,689	(816,148)	31,622,560

Increase (Decrease) in Net Assets from Contract Transactions	223,576	(155,434)	(2,525,027)	(5,163,518)

Total Increase (Decrease) in Net Assets	1,167,425	(745)	(3,341,175)	26,459,042

Net Assets as of December 31, 2021:	$4,560,094	$966,416	$4,320,363	$91,072,726

Investment Income:
Reinvested Dividends	-	14,853	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,372	5,148	20,859	292,342

Net Investment Income (Loss)	(22,372)	9,705	(20,859)	(292,342)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	699,587	-	-	31,477,086
Realized Gain (Loss) on Investments	(986,148)	5,291	(1,074,968)	(42,503,442)

Net Realized Capital Gains (Losses) on Investments	(286,561)	5,291	(1,074,968)	(11,026,356)
Net Change in Unrealized Appreciation (Depreciation)	(239,034)	(227,089)	(888,303)	(47,466,038)

Net Gain (Loss) on Investment	(525,595)	(221,798)	(1,963,271)	(58,492,394)

Net Increase (Decrease) in Net Assets Resulting from Operations	(547,967)	(212,093)	(1,984,130)	(58,784,736)

Increase (Decrease) in Net Assets from Contract Transactions	(1,113,012)	(52,203)	347,681	5,125,464

Total Increase (Decrease) in Net Assets	(1,660,979)	(264,296)	(1,636,449)	(53,659,272)

Net Assets as of December 31, 2022:	$2,899,115	$702,120	$2,683,914	$37,413,454

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Core Bond Initial Class Subaccount

Net Assets as of December 31, 2020:	$8,336,950	$4,780,991	$22,421,410	$36,853,161

Investment Income:
Reinvested Dividends	-	72,093	322,700	969,349
Investment Expense:
Mortality and Expense Risk and Administrative Charges	79,134	29,660	135,937	242,335

Net Investment Income (Loss)	(79,134)	42,433	186,763	727,014

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	915,991	-	1,275,340	1,300,490
Realized Gain (Loss) on Investments	3,682,240	(521,642)	(350,910)	48,289

Net Realized Capital Gains (Losses) on Investments	4,598,231	(521,642)	924,430	1,348,779
Net Change in Unrealized Appreciation (Depreciation)	(3,216,608)	1,140,336	(1,477,976)	(2,712,302)

Net Gain (Loss) on Investment	1,381,623	618,694	(553,546)	(1,363,523)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,302,489	661,127	(366,783)	(636,509)

Increase (Decrease) in Net Assets from Contract Transactions	4,188,129	(105,989)	(15,678)	(2,360,820)

Total Increase (Decrease) in Net Assets	5,490,618	555,138	(382,461)	(2,997,329)

Net Assets as of December 31, 2021:	$13,827,568	$5,336,129	$22,038,949	$33,855,832

Investment Income:
Reinvested Dividends	-	59,007	552,921	863,259
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,870	34,226	115,020	201,641

Net Investment Income (Loss)	(45,870)	24,781	437,901	661,618

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,879,246	64,343	-	137,232
Realized Gain (Loss) on Investments	(5,796,039)	(26,036)	(2,087,705)	(535,873)

Net Realized Capital Gains (Losses) on Investments	(3,916,793)	38,307	(2,087,705)	(398,641)
Net Change in Unrealized Appreciation (Depreciation)	(1,703,009)	(150,648)	(1,653,880)	(4,687,652)

Net Gain (Loss) on Investment	(5,619,802)	(112,341)	(3,741,585)	(5,086,293)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,665,672)	(87,560)	(3,303,684)	(4,424,675)

Increase (Decrease) in Net Assets from Contract Transactions	(1,494,749)	1,144,598	(771,305)	(1,910,574)

Total Increase (Decrease) in Net Assets	(7,160,421)	1,057,038	(4,074,989)	(6,335,249)

Net Assets as of December 31, 2022:	$6,667,147	$6,393,167	$17,963,960	$27,520,583

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount

Net Assets as of December 31, 2020:	$15,055,821	$57,427,556	$11,544,548	$36,790,442

Investment Income:
Reinvested Dividends	761,490	1,342,031	193,858	1,037,011
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96,533	414,798	59,668	256,063

Net Investment Income (Loss)	664,957	927,233	134,190	780,948

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	622,243	-
Realized Gain (Loss) on Investments	35,066	112,662	(123,823)	(348,491)

Net Realized Capital Gains (Losses) on Investments	35,066	112,662	498,420	(348,491)
Net Change in Unrealized Appreciation (Depreciation)	102,369	11,154,578	(962,627)	8,694,873

Net Gain (Loss) on Investment	137,435	11,267,240	(464,207)	8,346,382

Net Increase (Decrease) in Net Assets Resulting from Operations	802,392	12,194,473	(330,017)	9,127,330

Increase (Decrease) in Net Assets from Contract Transactions	(1,723,460)	(1,548,431)	(2,526,814)	(768,746)

Total Increase (Decrease) in Net Assets	(921,068)	10,646,042	(2,856,831)	8,358,584

Net Assets as of December 31, 2021:	$14,134,753	$68,073,598	$8,687,717	$45,149,026

Investment Income:
Reinvested Dividends	779,217	1,257,958	71,230	1,219,187
Investment Expense:
Mortality and Expense Risk and Administrative Charges	79,312	362,170	40,167	207,256

Net Investment Income (Loss)	699,905	895,788	31,063	1,011,931

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,041,163	-	-
Realized Gain (Loss) on Investments	(313,315)	(1,456,005)	(562,593)	(908,136)

Net Realized Capital Gains (Losses) on Investments	(313,315)	585,158	(562,593)	(908,136)
Net Change in Unrealized Appreciation (Depreciation)	(2,061,759)	(9,827,854)	(540,074)	(12,637,157)

Net Gain (Loss) on Investment	(2,375,074)	(9,242,696)	(1,102,667)	(13,545,293)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,675,169)	(8,346,908)	(1,071,604)	(12,533,362)

Increase (Decrease) in Net Assets from Contract Transactions	(159,783)	(3,108,123)	(1,362,963)	(2,563,529)

Total Increase (Decrease) in Net Assets	(1,834,952)	(11,455,031)	(2,434,567)	(15,096,891)

Net Assets as of December 31, 2022:	$12,299,801	$56,618,567	$6,253,150	$30,052,135

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$29,986,068	$4,577,567	$2,305,224	$24,830,847

Investment Income:
Reinvested Dividends	1,108	64,984	26,433	200,566
Investment Expense:
Mortality and Expense Risk and Administrative Charges	187,076	30,858	17,043	154,117

Net Investment Income (Loss)	(185,968)	34,126	9,390	46,449

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	76,685	-	-
Realized Gain (Loss) on Investments	-	79,503	40,536	(16,798)

Net Realized Capital Gains (Losses) on Investments	-	156,188	40,536	(16,798)
Net Change in Unrealized Appreciation (Depreciation)	-	56,306	123,695	1,740,716

Net Gain (Loss) on Investment	-	212,494	164,231	1,723,918

Net Increase (Decrease) in Net Assets Resulting from Operations	(185,968)	246,620	173,621	1,770,367

Increase (Decrease) in Net Assets from Contract Transactions	768,253	159,222	31,869	(749,459)

Total Increase (Decrease) in Net Assets	582,285	405,842	205,490	1,020,908

Net Assets as of December 31, 2021:	$30,568,353	$4,983,409	$2,510,714	$25,851,755

Investment Income:
Reinvested Dividends	474,499	67,260	31,792	361,714
Investment Expense:
Mortality and Expense Risk and Administrative Charges	212,876	25,523	14,249	128,140

Net Investment Income (Loss)	261,623	41,737	17,543	233,574

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	553,668	238,877	991,011
Realized Gain (Loss) on Investments	-	(131,915)	(69,737)	(585,735)

Net Realized Capital Gains (Losses) on Investments	-	421,753	169,140	405,276
Net Change in Unrealized Appreciation (Depreciation)	-	(1,218,350)	(601,251)	(5,454,307)

Net Gain (Loss) on Investment	-	(796,597)	(432,111)	(5,049,031)

Net Increase (Decrease) in Net Assets Resulting from Operations	261,623	(754,860)	(414,568)	(4,815,457)

Increase (Decrease) in Net Assets from Contract Transactions	4,446,686	(325,469)	(251,290)	(79,136)

Total Increase (Decrease) in Net Assets	4,708,309	(1,080,329)	(665,858)	(4,894,593)

Net Assets as of December 31, 2022:	$35,276,662	$3,903,080	$1,844,856	$20,957,162

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Edge 40 Initial Class Subaccount	TA BlackRock Tactical Allocation Initial Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2020:	$2,746,773	$27,557,366	$2,743,412	$3,437,251

Investment Income:
Reinvested Dividends	49,530	1,441,871	41,199	40,489
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,980	183,101	21,313	24,738

Net Investment Income (Loss)	32,550	1,258,770	19,886	15,751

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	55,027	1,755,282	136,360	169,618
Realized Gain (Loss) on Investments	40,844	(538,204)	38,477	40,415

Net Realized Capital Gains (Losses) on Investments	95,871	1,217,078	174,837	210,033
Net Change in Unrealized Appreciation (Depreciation)	21,025	(529,280)	53,308	231,798

Net Gain (Loss) on Investment	116,896	687,798	228,145	441,831

Net Increase (Decrease) in Net Assets Resulting from Operations	149,446	1,946,568	248,031	457,582

Increase (Decrease) in Net Assets from Contract Transactions	(165,610)	(1,181,297)	86,928	(57,093)

Total Increase (Decrease) in Net Assets	(16,164)	765,271	334,959	400,489

Net Assets as of December 31, 2021:	$2,730,609	$28,322,637	$3,078,371	$3,837,740

Investment Income:
Reinvested Dividends	43,634	1,971,933	53,190	55,885
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,874	152,461	19,801	21,487

Net Investment Income (Loss)	30,760	1,819,472	33,389	34,398

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	94,962	4,185,178	73,456	191,990
Realized Gain (Loss) on Investments	(45,227)	(1,872,841)	(19,879)	(43,802)

Net Realized Capital Gains (Losses) on Investments	49,735	2,312,337	53,577	148,188
Net Change in Unrealized Appreciation (Depreciation)	(478,136)	(8,805,229)	(555,134)	(749,054)

Net Gain (Loss) on Investment	(428,401)	(6,492,892)	(501,557)	(600,866)

Net Increase (Decrease) in Net Assets Resulting from Operations	(397,641)	(4,673,420)	(468,168)	(566,468)

Increase (Decrease) in Net Assets from Contract Transactions	(163,818)	(162,809)	184,470	(94,493)

Total Increase (Decrease) in Net Assets	(561,459)	(4,836,229)	(283,698)	(660,961)

Net Assets as of December 31, 2022:	$2,169,150	$23,486,408	$2,794,673	$3,176,779

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Initial Class Subaccount	TA Janus Balanced Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount

Net Assets as of December 31, 2020:	$40,421,994	$14,171,366	$443,552,033	$25,594,436

Investment Income:
Reinvested Dividends	510,555	193,057	1,280,557	648,212
Investment Expense:
Mortality and Expense Risk and Administrative Charges	248,398	90,922	3,476,335	167,990

Net Investment Income (Loss)	262,157	102,135	(2,195,778)	480,222

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	609,538	57,845,068	414,919
Realized Gain (Loss) on Investments	1,002,680	920,804	14,381,765	352,381

Net Realized Capital Gains (Losses) on Investments	1,002,680	1,530,342	72,226,833	767,300
Net Change in Unrealized Appreciation (Depreciation)	2,752,574	437,045	765,577	90,997

Net Gain (Loss) on Investment	3,755,254	1,967,387	72,992,410	858,297

Net Increase (Decrease) in Net Assets Resulting from Operations	4,017,411	2,069,522	70,796,632	1,338,519

Increase (Decrease) in Net Assets from Contract Transactions	(2,591,653)	(932,738)	(26,126,975)	424,499

Total Increase (Decrease) in Net Assets	1,425,758	1,136,784	44,669,657	1,763,018

Net Assets as of December 31, 2021:	$41,847,752	$15,308,150	$488,221,690	$27,357,454

Investment Income:
Reinvested Dividends	989,015	150,753	-	1,344,882
Investment Expense:
Mortality and Expense Risk and Administrative Charges	189,947	76,827	2,989,419	148,460

Net Investment Income (Loss)	799,068	73,926	(2,989,419)	1,196,422

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,731,887	1,570,706	61,848,626	2,214,055
Realized Gain (Loss) on Investments	241,174	144,207	6,131,677	(493,449)

Net Realized Capital Gains (Losses) on Investments	1,973,061	1,714,913	67,980,303	1,720,606
Net Change in Unrealized Appreciation (Depreciation)	(11,289,706)	(4,390,375)	(148,739,144)	(7,289,574)

Net Gain (Loss) on Investment	(9,316,645)	(2,675,462)	(80,758,841)	(5,568,968)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,517,577)	(2,601,536)	(83,748,260)	(4,372,546)

Increase (Decrease) in Net Assets from Contract Transactions	(2,145,749)	(395,935)	(20,977,204)	(1,236,148)

Total Increase (Decrease) in Net Assets	(10,663,326)	(2,997,471)	(104,725,464)	(5,608,694)

Net Assets as of December 31, 2022:	$31,184,426	$12,310,679	$383,496,226	$21,748,760

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of December 31, 2020:	$366,285,895	$77,729,302	$323,755,750	$13,944,983

Investment Income:
Reinvested Dividends	6,758,115	1,533,861	7,372,238	128,424
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,047,010	417,118	1,678,740	101,568

Net Investment Income (Loss)	4,711,105	1,116,743	5,693,498	26,856

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,688,064	513,065	8,462,068	1,873,202
Realized Gain (Loss) on Investments	18,620,290	1,036,890	5,878,190	866,279

Net Realized Capital Gains (Losses) on Investments	43,308,354	1,549,955	14,340,258	2,739,481
Net Change in Unrealized Appreciation (Depreciation)	20,744,461	3,955,774	22,582,315	1,390,355

Net Gain (Loss) on Investment	64,052,815	5,505,729	36,922,573	4,129,836

Net Increase (Decrease) in Net Assets Resulting from Operations	68,763,920	6,622,472	42,616,071	4,156,692

Increase (Decrease) in Net Assets from Contract Transactions	(16,528,392)	(2,180,960)	(14,709,327)	800,212

Total Increase (Decrease) in Net Assets	52,235,528	4,441,512	27,906,744	4,956,904

Net Assets as of December 31, 2021:	$418,521,423	$82,170,814	$351,662,494	$18,901,887

Investment Income:
Reinvested Dividends	20,445,311	3,687,997	16,094,196	109,604
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,548,395	335,812	1,343,571	89,607

Net Investment Income (Loss)	18,896,916	3,352,185	14,750,625	19,997

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	68,456,631	6,816,685	41,116,733	1,932,751
Realized Gain (Loss) on Investments	(2,303,356)	(378,624)	(2,379,085)	547,352

Net Realized Capital Gains (Losses) on Investments	66,153,275	6,438,061	38,737,648	2,480,103
Net Change in Unrealized Appreciation (Depreciation)	(180,329,602)	(23,034,515)	(115,213,228)	(6,045,049)

Net Gain (Loss) on Investment	(114,176,327)	(16,596,454)	(76,475,580)	(3,564,946)

Net Increase (Decrease) in Net Assets Resulting from Operations	(95,279,411)	(13,244,269)	(61,724,955)	(3,544,949)

Increase (Decrease) in Net Assets from Contract Transactions	(9,367,393)	(4,512,353)	(10,831,225)	(424,065)

Total Increase (Decrease) in Net Assets	(104,646,804)	(17,756,622)	(72,556,180)	(3,969,014)

Net Assets as of December 31, 2022:	$313,874,619	$64,414,192	$279,106,314	$14,932,873

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan International Moderate Growth Initial Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$12,257,975	$6,250,257	$43,700,739	$227,311,417

Investment Income:
Reinvested Dividends	202,889	53,594	808,324	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	94,709	50,028	282,815	1,426,968

Net Investment Income (Loss)	108,180	3,566	525,509	(1,426,968)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	110,857	2,653,170	61,634,059
Realized Gain (Loss) on Investments	367,842	30,132	766,823	18,159,202

Net Realized Capital Gains (Losses) on Investments	367,842	140,989	3,419,993	79,793,261
Net Change in Unrealized Appreciation (Depreciation)	570,062	1,550,546	(2,083,922)	(80,155,871)

Net Gain (Loss) on Investment	937,904	1,691,535	1,336,071	(362,610)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,046,084	1,695,101	1,861,580	(1,789,578)

Increase (Decrease) in Net Assets from Contract Transactions	285,686	(917,247)	132,396	(11,391,100)

Total Increase (Decrease) in Net Assets	1,331,770	777,854	1,993,976	(13,180,678)

Net Assets as of December 31, 2021:	$13,589,745	$7,028,111	$45,694,715	$214,130,739

Investment Income:
Reinvested Dividends	588,501	51,878	761,504	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	74,528	44,888	244,314	654,122

Net Investment Income (Loss)	513,973	6,990	517,190	(654,122)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	964,818	1,161,660	4,317,412	69,357,128
Realized Gain (Loss) on Investments	(126,789)	(112,906)	(618,275)	(9,953,837)

Net Realized Capital Gains (Losses) on Investments	838,029	1,048,754	3,699,137	59,403,291
Net Change in Unrealized Appreciation (Depreciation)	(3,751,904)	(1,667,386)	(11,162,299)	(183,962,202)

Net Gain (Loss) on Investment	(2,913,875)	(618,632)	(7,463,162)	(124,558,911)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,399,902)	(611,642)	(6,945,972)	(125,213,033)

Increase (Decrease) in Net Assets from Contract Transactions	(223,871)	(530,469)	(1,965,446)	(9,656,159)

Total Increase (Decrease) in Net Assets	(2,623,773)	(1,142,111)	(8,911,418)	(134,869,192)

Net Assets as of December 31, 2022:	$10,965,972	$5,886,000	$36,783,297	$79,261,547

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Morgan Stanley Global Allocation Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA PIMCO Tactical - Balanced Initial Class Subaccount	TA PIMCO Tactical - Conservative Initial Class Subaccount

Net Assets as of December 31, 2020:	$6,277,574	$135,037,483	$6,051,980	$11,323,592

Investment Income:
Reinvested Dividends	81,956	1,622,796	-	141,960
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,593	1,092,166	36,944	70,300

Net Investment Income (Loss)	36,363	530,630	(36,944)	71,660

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	918,096	7,622,040	469,699	879,583
Realized Gain (Loss) on Investments	127,079	3,396,883	35,812	133,914

Net Realized Capital Gains (Losses) on Investments	1,045,175	11,018,923	505,511	1,013,497
Net Change in Unrealized Appreciation (Depreciation)	(597,586)	9,680,391	(107,550)	(694,518)

Net Gain (Loss) on Investment	447,589	20,699,314	397,961	318,979

Net Increase (Decrease) in Net Assets Resulting from Operations	483,952	21,229,944	361,017	390,639

Increase (Decrease) in Net Assets from Contract Transactions	(9,404)	(6,525,273)	(133,483)	(745,388)

Total Increase (Decrease) in Net Assets	474,548	14,704,671	227,534	(354,749)

Net Assets as of December 31, 2021:	$6,752,122	$149,742,154	$6,279,514	$10,968,843

Investment Income:
Reinvested Dividends	43,255	1,522,820	45,708	130,958
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,495	977,928	29,610	57,766

Net Investment Income (Loss)	5,760	544,892	16,098	73,192

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,634,634	15,105,730	481,666	550,984
Realized Gain (Loss) on Investments	(510,082)	2,296,894	(170,045)	(238,323)

Net Realized Capital Gains (Losses) on Investments	1,124,552	17,402,624	311,621	312,661
Net Change in Unrealized Appreciation (Depreciation)	(2,345,110)	(42,894,359)	(1,562,239)	(2,313,660)

Net Gain (Loss) on Investment	(1,220,558)	(25,491,735)	(1,250,618)	(2,000,999)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,214,798)	(24,946,843)	(1,234,520)	(1,927,807)

Increase (Decrease) in Net Assets from Contract Transactions	(266,133)	(7,231,399)	(251,569)	(453,824)

Total Increase (Decrease) in Net Assets	(1,480,931)	(32,178,242)	(1,486,089)	(2,381,631)

Net Assets as of December 31, 2022:	$5,271,191	$117,563,912	$4,793,425	$8,587,212

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Life Insurance Company

WRL Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA PIMCO Tactical - Growth Initial Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$12,749,686	$119,641,985	$71,104,851	$1,603,455,800

Investment Income:
Reinvested Dividends	-	912,524	-	1,343,776
Investment Expense:
Mortality and Expense Risk and Administrative Charges	82,754	845,416	425,646	13,211,217

Net Investment Income (Loss)	(82,754)	67,108	(425,646)	(11,867,441)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	992,772	-	6,828,626	248,375,824
Realized Gain (Loss) on Investments	60,015	3,436,228	3,579,059	46,985,383

Net Realized Capital Gains (Losses) on Investments	1,052,787	3,436,228	10,407,685	295,361,207
Net Change in Unrealized Appreciation (Depreciation)	151,375	28,594,364	(2,847,057)	25,503,121

Net Gain (Loss) on Investment	1,204,162	32,030,592	7,560,628	320,864,328

Net Increase (Decrease) in Net Assets Resulting from Operations	1,121,408	32,097,700	7,134,982	308,996,887

Increase (Decrease) in Net Assets from Contract Transactions	(412,352)	(3,741,198)	(7,741,713)	(82,052,683)

Total Increase (Decrease) in Net Assets	709,056	28,356,502	(606,731)	226,944,204

Net Assets as of December 31, 2021:	$13,458,742	$147,998,487	$70,498,120	$1,830,400,004

Investment Income:
Reinvested Dividends	-	807,307	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	69,421	758,822	321,938	10,627,581

Net Investment Income (Loss)	(69,421)	48,485	(321,938)	(10,627,581)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,519,453	20,757,496	19,633,074	234,856,508
Realized Gain (Loss) on Investments	(270,799)	2,386,430	(5,487,530)	18,524,803

Net Realized Capital Gains (Losses) on Investments	1,248,654	23,143,926	14,145,544	253,381,311
Net Change in Unrealized Appreciation (Depreciation)	(3,657,102)	(36,045,805)	(30,036,078)	(817,193,840)

Net Gain (Loss) on Investment	(2,408,448)	(12,901,879)	(15,890,534)	(563,812,529)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,477,869)	(12,853,394)	(16,212,472)	(574,440,110)

Increase (Decrease) in Net Assets from Contract Transactions	(85,627)	(6,478,940)	(2,651,865)	(67,630,033)

Total Increase (Decrease) in Net Assets	(2,563,496)	(19,332,334)	(18,864,337)	(642,070,143)

Net Assets as of December 31, 2022:	$10,895,246	$128,666,153	$51,633,783	$1,188,329,861

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

1. Organization

WRL Series Life Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Financial Freedom Builder, WRL Freedom Elite, WRL Freedom Equity Protector, WRL Freedom Wealth Protector, WRL Freedom Elite Builder, WRL Freedom Elite Builder II, WRL Freedom Elite Advisor, WRL Freedom Excelerator, WRL SP Plus, and WRL For Life.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund	AB Variable Products Series Fund
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraNASDAQ-100	ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Initial Class
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Initial Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Initial Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock Tactical Allocation Initial Class	Transamerica BlackRock Tactical Allocation VP Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Initial Class	Transamerica Janus Balanced VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Global Allocation Initial Class	Transamerica Morgan Stanley Global Allocation VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA PIMCO Tactical - Balanced Initial Class	Transamerica PIMCO Tactical - Balanced VP Initial Class
TA PIMCO Tactical - Conservative Initial Class	Transamerica PIMCO Tactical - Conservative VP Initial Class
TA PIMCO Tactical - Growth Initial Class	Transamerica PIMCO Tactical - Growth VP Initial Class

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
AB Balanced Hedged Allocation Class B Shares	AB Balanced Wealth Strategy Class B Shares
TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class
TA Aegon Core Bond Initial Class	TA JPMorgan Core Bond Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	TA Managed Risk - Balanced ETF Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	TA Managed Risk - Growth ETF Initial Class

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$1,209,355	$753,073

Fidelity® VIP Contrafund® Service Class 2	2,295,596	2,844,588

Fidelity® VIP Equity-Income Service Class 2	2,419,942	1,251,071

Fidelity® VIP Growth Opportunities Service Class 2	4,654,407	2,413,660

Fidelity® VIP Index 500 Service Class 2	19,958,296	18,090,178

Franklin Allocation Class 4 Shares	696,577	395,762

ProFund Access VP High Yield	2,395,696	1,774,185

ProFund VP Asia 30	3,459,932	2,304,979

ProFund VP Basic Materials	2,360,691	2,789,871

ProFund VP Bull	3,150,099	2,985,398

ProFund VP Consumer Services	1,022,860	1,643,638

ProFund VP Emerging Markets	3,345,414	2,514,320

ProFund VP Europe 30	2,409,159	2,506,017

ProFund VP Falling U.S. Dollar	205,718	161,373

ProFund VP Financials	3,529,360	4,416,021

ProFund VP Government Money Market	41,908,914	46,655,595

ProFund VP International	3,146,726	1,139,679

ProFund VP Japan	4,525,547	2,381,557

ProFund VP Mid-Cap	4,926,798	4,607,197

ProFund VP NASDAQ-100	25,428,722	22,318,389

ProFund VP Oil & Gas	26,563,799	22,624,871

ProFund VP Pharmaceuticals	2,009,110	1,566,152

ProFund VP Precious Metals	5,376,363	5,508,783

ProFund VP Short Emerging Markets	1,975,215	1,667,445

ProFund VP Short International	985,055	490,660

ProFund VP Short NASDAQ-100	21,745,953	19,201,512

ProFund VP Short Small-Cap	3,947,179	3,424,143

ProFund VP Small-Cap	5,250,359	5,099,756

ProFund VP Small-Cap Value	5,664,480	6,100,268

ProFund VP Telecommunications	238,713	281,211

ProFund VP U.S. Government Plus	2,507,435	2,180,609

ProFund VP UltraNASDAQ-100	72,200,624	35,890,486

ProFund VP UltraSmall-Cap	11,466,966	11,128,329

ProFund VP Utilities	4,114,498	2,880,775

TA Aegon Bond Initial Class	12,428,603	12,762,010

TA Aegon Core Bond Initial Class	3,077,280	4,189,016

TA Aegon High Yield Bond Initial Class	4,309,713	3,769,592

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA Aegon Sustainable Equity Income Initial Class	$10,496,180	$10,667,414

TA Aegon U.S. Government Securities Initial Class	1,453,401	2,785,297

TA BlackRock Global Real Estate Securities Initial Class	4,640,573	6,192,157

TA BlackRock Government Money Market Initial Class	23,713,818	19,005,382

TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	1,537,321	1,267,383

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	793,140	788,012

TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	4,685,437	3,539,992

TA BlackRock iShares Edge 40 Initial Class	510,287	548,386

TA BlackRock Tactical Allocation Initial Class	10,546,887	4,705,046

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	713,663	422,349

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	746,229	614,333

TA International Focus Initial Class	4,374,706	3,989,629

TA Janus Balanced Initial Class	3,920,507	2,671,815

TA Janus Mid-Cap Growth Initial Class	69,047,888	31,165,845

TA JPMorgan Asset Allocation - Conservative Initial Class	6,091,742	3,917,424

TA JPMorgan Asset Allocation - Growth Initial Class	124,728,494	46,742,312

TA JPMorgan Asset Allocation - Moderate Initial Class	15,841,625	10,185,128

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	81,250,786	36,214,756

TA JPMorgan Enhanced Index Initial Class	6,487,861	4,959,165

TA JPMorgan International Moderate Growth Initial Class	4,473,670	3,218,752

TA JPMorgan Mid Cap Value Initial Class	1,213,539	575,359

TA JPMorgan Tactical Allocation Initial Class	9,347,054	6,477,900

TA Morgan Stanley Capital Growth Initial Class	77,422,879	18,376,013

TA Morgan Stanley Global Allocation Initial Class	3,294,472	1,920,208

TA Multi-Managed Balanced Initial Class	19,551,350	11,132,130

TA PIMCO Tactical - Balanced Initial Class	1,377,549	1,131,359

TA PIMCO Tactical - Conservative Initial Class	2,202,479	2,032,126

TA PIMCO Tactical - Growth Initial Class	3,603,030	2,238,625

TA Small/Mid Cap Value Initial Class	38,303,444	23,976,262

TA T. Rowe Price Small Cap Initial Class	29,426,788	12,767,524

TA WMC US Growth Initial Class	249,290,047	92,690,958

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	41,508	(34,430)	7,078	32,475	(17,599)	14,876

Fidelity® VIP Contrafund® Service Class 2	21,571	(67,469)	(45,898)	27,903	(63,336)	(35,433)

Fidelity® VIP Equity-Income Service Class 2	53,068	(37,542)	15,526	48,647	(40,994)	7,653

Fidelity® VIP Growth Opportunities Service Class 2	16,707	(48,744)	(32,037)	50,680	(62,528)	(11,848)

Fidelity® VIP Index 500 Service Class 2	494,603	(440,317)	54,286	566,643	(491,029)	75,614

Franklin Allocation Class 4 Shares	24,226	(17,006)	7,220	13,463	(31,125)	(17,662)

ProFund Access VP High Yield	137,733	(105,701)	32,032	56,316	(63,301)	(6,985)

ProFund VP Asia 30	302,146	(235,783)	66,363	412,287	(384,829)	27,458

ProFund VP Basic Materials	134,086	(169,718)	(35,632)	232,889	(172,472)	60,417

ProFund VP Bull	82,807	(96,787)	(13,980)	37,755	(48,594)	(10,839)

ProFund VP Consumer Services	28,710	(47,033)	(18,323)	45,066	(47,097)	(2,031)

ProFund VP Emerging Markets	384,044	(294,841)	89,203	480,126	(481,861)	(1,735)

ProFund VP Europe 30	177,914	(199,755)	(21,841)	365,060	(326,259)	38,801

ProFund VP Falling U.S. Dollar	35,883	(29,510)	6,373	32,955	(81,411)	(48,456)

ProFund VP Financials	144,403	(199,712)	(55,309)	316,413	(213,451)	102,962

ProFund VP Government Money Market	4,305,005	(4,795,119)	(490,114)	4,192,633	(4,036,931)	155,702

ProFund VP International	273,604	(101,370)	172,234	170,967	(167,631)	3,336

ProFund VP Japan	231,174	(127,215)	103,959	11,024	(22,387)	(11,363)

ProFund VP Mid-Cap	162,555	(196,769)	(34,214)	237,459	(223,931)	13,528

ProFund VP NASDAQ-100	373,042	(415,777)	(42,735)	750,208	(668,910)	81,298

ProFund VP Oil & Gas	2,442,716	(2,092,359)	350,357	1,322,205	(1,228,372)	93,833

ProFund VP Pharmaceuticals	60,687	(58,806)	1,881	53,094	(66,507)	(13,413)

ProFund VP Precious Metals	1,045,059	(1,115,326)	(70,267)	804,502	(996,528)	(192,026)

ProFund VP Short Emerging Markets	565,538	(494,588)	70,950	148,446	(109,675)	38,771

ProFund VP Short International	293,343	(156,089)	137,254	176,000	(187,454)	(11,454)

ProFund VP Short NASDAQ-100	28,452,801	(25,751,278)	2,701,523	5,994,927	(7,887,616)	(1,892,689)

ProFund VP Short Small-Cap	3,220,175	(2,910,169)	310,006	2,316,834	(2,162,607)	154,227

ProFund VP Small-Cap	222,752	(236,412)	(13,660)	257,363	(307,593)	(50,230)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP Small-Cap Value	201,419	(246,960)	(45,541)	251,012	(243,134)	7,878

ProFund VP Telecommunications	14,671	(19,332)	(4,661)	13,854	(23,886)	(10,032)

ProFund VP U.S. Government Plus	144,945	(129,983)	14,962	151,546	(284,443)	(132,897)

ProFund VP UltraNASDAQ-100	312,077	(290,766)	21,311	380,124	(415,124)	(35,000)

ProFund VP UltraSmall-Cap	342,317	(395,911)	(53,594)	462,600	(374,451)	88,149

ProFund VP Utilities	160,334	(116,023)	44,311	84,222	(94,357)	(10,135)

TA Aegon Bond Initial Class	891,737	(927,559)	(35,822)	850,489	(824,172)	26,317

TA Aegon Core Bond Initial Class	141,024	(206,736)	(65,712)	177,033	(247,141)	(70,108)

TA Aegon High Yield Bond Initial Class	185,736	(176,122)	9,614	147,352	(203,399)	(56,047)

TA Aegon Sustainable Equity Income Initial Class	311,584	(356,539)	(44,955)	329,758	(295,838)	33,920

TA Aegon U.S. Government Securities Initial Class	108,522	(206,066)	(97,544)	139,420	(296,318)	(156,898)

TA BlackRock Global Real Estate Securities Initial Class	188,149	(240,986)	(52,837)	251,692	(215,926)	35,766

TA BlackRock Government Money Market Initial Class	1,757,472	(1,307,106)	450,366	1,199,823	(1,175,131)	24,692

TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	66,066	(90,449)	(24,383)	104,442	(95,562)	8,880

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	37,992	(55,925)	(17,933)	36,895	(35,821)	1,074

TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	254,437	(267,738)	(13,301)	252,265	(311,735)	(59,470)

TA BlackRock iShares Edge 40 Initial Class	24,232	(29,969)	(5,737)	25,522	(30,530)	(5,008)

TA BlackRock Tactical Allocation Initial Class	259,410	(274,174)	(14,764)	220,692	(288,969)	(68,277)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	36,034	(25,272)	10,762	31,856	(26,698)	5,158

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	27,661	(33,391)	(5,730)	29,566	(33,077)	(3,511)

TA International Focus Initial Class	98,010	(199,328)	(101,318)	108,193	(211,675)	(103,482)

TA Janus Balanced Initial Class	105,649	(125,227)	(19,578)	132,478	(170,533)	(38,055)

TA Janus Mid-Cap Growth Initial Class	234,901	(523,177)	(288,276)	441,241	(782,031)	(340,790)

TA JPMorgan Asset Allocation - Conservative Initial Class	134,648	(206,446)	(71,798)	202,020	(173,774)	28,246

TA JPMorgan Asset Allocation - Growth Initial Class	1,517,273	(1,693,436)	(176,163)	1,937,302	(2,264,260)	(326,958)

TA JPMorgan Asset Allocation - Moderate Initial Class	295,167	(479,921)	(184,754)	396,726	(456,725)	(59,999)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,206,961	(1,544,387)	(337,426)	1,490,868	(1,901,391)	(410,523)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Enhanced Index Initial Class	106,675	(113,501)	(6,826)	130,954	(101,092)	29,862

TA JPMorgan International Moderate Growth Initial Class	193,779	(215,254)	(21,475)	143,506	(128,752)	14,754

TA JPMorgan Mid Cap Value Initial Class	-	(13,091)	(13,091)	127	(19,833)	(19,706)

TA JPMorgan Tactical Allocation Initial Class	253,548	(331,323)	(77,775)	329,501	(267,491)	62,010

TA Morgan Stanley Capital Growth Initial Class	185,754	(331,577)	(145,823)	260,883	(348,666)	(87,783)

TA Morgan Stanley Global Allocation Initial Class	97,712	(116,739)	(19,027)	58,345	(59,755)	(1,410)

TA Multi-Managed Balanced Initial Class	112,857	(306,932)	(194,075)	119,804	(286,176)	(166,372)

TA PIMCO Tactical - Balanced Initial Class	58,129	(74,212)	(16,083)	67,270	(74,279)	(7,009)

TA PIMCO Tactical - Conservative Initial Class	111,732	(142,554)	(30,822)	122,859	(168,535)	(45,676)

TA PIMCO Tactical - Growth Initial Class	145,849	(148,171)	(2,322)	140,745	(158,977)	(18,232)

TA Small/Mid Cap Value Initial Class	574,709	(572,951)	1,758	669,372	(618,200)	51,172

TA T. Rowe Price Small Cap Initial Class	301,130	(345,641)	(44,511)	199,812	(359,732)	(159,920)

TA WMC US Growth Initial Class	379,750	(1,618,330)	(1,238,580)	380,219	(1,669,204)	(1,288,985)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$820,533	$(739,792)	$80,741	$788,901	$(438,968)	$349,933

Fidelity® VIP Contrafund® Service Class 2	875,155	(2,725,826)	(1,850,671)	1,165,535	(2,711,016)	(1,545,481)

Fidelity® VIP Equity-Income Service Class 2	1,748,704	(1,201,584)	547,120	1,558,210	(1,256,935)	301,275

Fidelity® VIP Growth Opportunities Service Class 2	825,813	(2,340,943)	(1,515,130)	3,140,457	(3,959,437)	(818,980)

Fidelity® VIP Index 500 Service Class 2	18,615,807	(17,885,850)	729,957	22,104,485	(20,259,682)	1,844,803

Franklin Allocation Class 4 Shares	471,278	(387,921)	83,357	304,761	(702,770)	(398,009)

ProFund Access VP High Yield	2,294,155	(1,763,083)	531,072	938,926	(1,104,370)	(165,444)

ProFund VP Asia 30	3,016,841	(2,294,915)	721,926	7,043,172	(6,208,300)	834,872

ProFund VP Basic Materials	2,320,118	(2,776,764)	(456,646)	3,932,319	(2,883,034)	1,049,285

ProFund VP Bull	2,553,706	(2,968,210)	(414,504)	1,218,068	(1,561,196)	(343,128)

ProFund VP Consumer Services	982,832	(1,629,177)	(646,345)	1,928,479	(2,050,439)	(121,960)

ProFund VP Emerging Markets	3,324,647	(2,500,045)	824,602	5,790,440	(5,495,821)	294,619

ProFund VP Europe 30	2,332,219	(2,501,549)	(169,330)	4,734,694	(4,347,572)	387,122

ProFund VP Falling U.S. Dollar	206,027	(160,716)	45,311	209,254	(532,303)	(323,049)

ProFund VP Financials	3,464,346	(4,395,515)	(931,169)	7,368,458	(4,882,868)	2,485,590

ProFund VP Government Money Market	41,781,161	(46,603,324)	(4,822,163)	40,863,914	(39,267,239)	1,596,675

ProFund VP International	3,033,798	(1,133,420)	1,900,378	2,169,028	(2,107,957)	61,071

ProFund VP Japan	4,469,173	(2,378,266)	2,090,907	208,282	(376,247)	(167,965)

ProFund VP Mid-Cap	3,841,942	(4,590,971)	(749,029)	6,073,025	(5,723,600)	349,425

ProFund VP NASDAQ-100	19,184,410	(22,215,521)	(3,031,111)	42,929,193	(39,068,715)	3,860,478

ProFund VP Oil & Gas	26,449,090	(22,585,833)	3,863,257	9,096,493	(8,241,421)	855,072

ProFund VP Pharmaceuticals	1,652,760	(1,545,105)	107,655	1,427,619	(1,740,169)	(312,550)

ProFund VP Precious Metals	5,402,362	(5,483,678)	(81,316)	4,267,282	(5,283,359)	(1,016,077)

ProFund VP Short Emerging Markets	1,969,910	(1,666,027)	303,883	412,227	(286,148)	126,079

ProFund VP Short International	986,266	(489,177)	497,089	524,447	(547,418)	(22,971)

ProFund VP Short NASDAQ-100	21,751,124	(19,196,267)	2,554,857	3,324,443	(5,264,996)	(1,940,553)

ProFund VP Short Small-Cap	3,949,482	(3,421,481)	528,001	2,347,308	(2,128,403)	218,905

ProFund VP Small-Cap	4,805,920	(5,089,116)	(283,196)	6,529,190	(7,859,731)	(1,330,541)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP Small-Cap Value	$4,974,055	$(6,087,067)	$(1,113,012)	$6,529,032	$(6,305,456)	$223,576

ProFund VP Telecommunications	225,867	(278,070)	(52,203)	231,597	(387,031)	(155,434)

ProFund VP U.S. Government Plus	2,516,032	(2,168,351)	347,681	3,113,782	(5,638,809)	(2,525,027)

ProFund VP UltraNASDAQ-100	40,776,546	(35,651,082)	5,125,464	64,276,319	(69,439,837)	(5,163,518)

ProFund VP UltraSmall-Cap	9,610,036	(11,104,785)	(1,494,749)	19,441,650	(15,253,521)	4,188,129

ProFund VP Utilities	4,005,674	(2,861,076)	1,144,598	1,979,464	(2,085,453)	(105,989)

TA Aegon Bond Initial Class	11,919,257	(12,690,562)	(771,305)	12,681,710	(12,697,388)	(15,678)

TA Aegon Core Bond Initial Class	2,136,221	(4,046,795)	(1,910,574)	3,173,704	(5,534,524)	(2,360,820)

TA Aegon High Yield Bond Initial Class	3,557,563	(3,717,346)	(159,783)	3,061,483	(4,784,943)	(1,723,460)

TA Aegon Sustainable Equity Income Initial Class	7,301,082	(10,409,205)	(3,108,123)	8,227,269	(9,775,700)	(1,548,431)

TA Aegon U.S. Government Securities Initial Class	1,396,876	(2,759,839)	(1,362,963)	1,879,047	(4,405,861)	(2,526,814)

TA BlackRock Global Real Estate Securities Initial Class	3,492,794	(6,056,323)	(2,563,529)	5,709,622	(6,478,368)	(768,746)

TA BlackRock Government Money Market Initial Class	23,333,672	(18,886,986)	4,446,686	15,209,208	(14,440,955)	768,253

TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	927,525	(1,252,994)	(325,469)	1,591,864	(1,432,642)	159,222

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	527,920	(779,210)	(251,290)	565,852	(533,983)	31,869

TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	3,394,433	(3,473,569)	(79,136)	3,708,170	(4,457,629)	(749,459)

TA BlackRock iShares Edge 40 Initial Class	376,491	(540,309)	(163,818)	454,153	(619,763)	(165,610)

TA BlackRock Tactical Allocation Initial Class	4,458,928	(4,621,737)	(162,809)	4,205,884	(5,387,181)	(1,181,297)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	593,414	(408,944)	184,470	554,453	(467,525)	86,928

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	509,027	(603,520)	(94,493)	576,370	(633,463)	(57,093)

TA International Focus Initial Class	1,715,183	(3,860,932)	(2,145,749)	2,213,110	(4,804,763)	(2,591,653)

TA Janus Balanced Initial Class	2,235,050	(2,630,985)	(395,935)	2,954,701	(3,887,439)	(932,738)

TA Janus Mid-Cap Growth Initial Class	7,638,925	(28,616,129)	(20,977,204)	14,290,172	(40,417,147)	(26,126,975)

TA JPMorgan Asset Allocation - Conservative Initial Class	2,583,947	(3,820,095)	(1,236,148)	4,009,313	(3,584,814)	424,499

TA JPMorgan Asset Allocation - Growth Initial Class	36,520,947	(45,888,340)	(9,367,393)	53,104,034	(69,632,426)	(16,528,392)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Initial Class	$5,457,207	$(9,969,560)	$(4,512,353)	$8,210,462	$(10,391,422)	$(2,180,960)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	24,594,020	(35,425,245)	(10,831,225)	33,465,542	(48,174,869)	(14,709,327)

TA JPMorgan Enhanced Index Initial Class	4,483,876	(4,907,941)	(424,065)	5,301,190	(4,500,978)	800,212

TA JPMorgan International Moderate Growth Initial Class	2,947,208	(3,171,079)	(223,871)	2,450,677	(2,164,991)	285,686

TA JPMorgan Mid Cap Value Initial Class	-	(530,469)	(530,469)	3,870	(921,117)	(917,247)

TA JPMorgan Tactical Allocation Initial Class	4,348,511	(6,313,957)	(1,965,446)	6,128,290	(5,995,894)	132,396

TA Morgan Stanley Capital Growth Initial Class	8,277,986	(17,934,145)	(9,656,159)	22,253,199	(33,644,299)	(11,391,100)

TA Morgan Stanley Global Allocation Initial Class	1,634,646	(1,900,779)	(266,133)	1,085,691	(1,095,095)	(9,404)

TA Multi-Managed Balanced Initial Class	3,094,567	(10,325,966)	(7,231,399)	3,625,522	(10,150,795)	(6,525,273)

TA PIMCO Tactical - Balanced Initial Class	864,556	(1,116,125)	(251,569)	1,118,917	(1,252,400)	(133,483)

TA PIMCO Tactical - Conservative Initial Class	1,549,330	(2,003,154)	(453,824)	1,903,002	(2,648,390)	(745,388)

TA PIMCO Tactical - Growth Initial Class	2,123,601	(2,209,228)	(85,627)	2,273,095	(2,685,447)	(412,352)

TA Small/Mid Cap Value Initial Class	17,003,071	(23,482,011)	(6,478,940)	21,278,754	(25,019,952)	(3,741,198)

TA T. Rowe Price Small Cap Initial Class	9,899,621	(12,551,486)	(2,651,865)	8,198,469	(15,940,182)	(7,741,713)

TA WMC US Growth Initial Class	15,564,517	(83,194,550)	(67,630,033)	17,878,053	(99,930,736)	(82,052,683)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Hedged Allocation Class B Shares
12/31/2022	135,683	$25.63	to	$20.91	$2,744,819	3.11%	0.00%	to	1.50%	(19.17	) %	to	(20.36	) %
12/31/2021	128,605	31.71	to	26.26	3,334,899	0.26	0.00	to	1.50	13.36		to	11.69
12/31/2020	113,729	27.97	to	23.51	2,646,256	2.11	0.00	to	1.50	9.25		to	7.64
12/31/2019	112,692	25.60	to	21.84	2,409,940	2.32	0.00	to	1.50	18.20		to	16.46
12/31/2018	119,382	21.66	to	18.76	2,234,709	1.69	0.00	to	1.50	(6.41)		to	(7.80)
Fidelity® VIP Contrafund® Service Class 2
12/31/2022	711,531	29.99	to	40.47	25,097,183	0.26	0.30	to	0.90	(26.71)		to	(27.14)
12/31/2021	757,429	40.91	to	55.54	36,637,861	0.03	0.30	to	0.90	27.13		to	26.37
12/31/2020	792,862	32.18	to	43.95	30,292,014	0.08	0.30	to	0.90	29.84		to	29.07
12/31/2019	821,073	24.79	to	34.05	24,221,196	0.22	0.30	to	0.90	30.88		to	30.10
12/31/2018	871,825	18.94	to	26.17	19,754,892	0.43	0.30	to	0.90	(6.92)		to	(7.48)
Fidelity® VIP Equity-Income Service Class 2
12/31/2022	427,013	27.84	to	34.00	13,413,438	1.80	0.30	to	0.90	(5.53)		to	(6.09)
12/31/2021	411,487	29.47	to	36.20	13,664,086	1.70	0.30	to	0.90	24.23		to	23.49
12/31/2020	403,834	23.72	to	29.31	10,779,441	1.64	0.30	to	0.90	6.12		to	5.49
12/31/2019	434,957	22.35	to	27.79	10,974,164	1.82	0.30	to	0.90	26.73		to	25.97
12/31/2018	474,511	17.64	to	22.06	9,560,346	2.04	0.30	to	0.90	(8.81)		to	(9.36)
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2022	396,166	44.58	to	35.46	15,488,846	-	0.30	to	0.90	(38.50)		to	(38.87)
12/31/2021	428,203	72.50	to	58.00	27,303,691	-	0.30	to	0.90	11.34		to	10.67
12/31/2020	440,051	65.11	to	52.41	25,301,018	-	0.30	to	0.90	67.73		to	66.73
12/31/2019	414,182	38.82	to	31.43	14,179,766	-	0.30	to	0.90	40.07		to	39.24
12/31/2018	386,656	27.71	to	22.57	9,532,742	0.09	0.30	to	0.90	11.87		to	11.20
Fidelity® VIP Index 500 Service Class 2
12/31/2022	2,027,167	36.70	to	31.37	73,021,162	1.23	0.00	to	1.50	(18.42)		to	(19.62)
12/31/2021	1,972,881	44.98	to	39.02	89,078,492	1.04	0.00	to	1.50	28.26		to	26.36
12/31/2020	1,897,267	35.07	to	30.88	68,174,561	1.60	0.00	to	1.50	17.95		to	16.20
12/31/2019	1,850,484	29.74	to	26.58	58,103,481	1.78	0.00	to	1.50	31.02		to	29.08
12/31/2018	1,878,426	22.70	to	20.59	45,890,930	1.62	0.00	to	1.50	(4.73)		to	(6.15)
Franklin Allocation Class 4 Shares
12/31/2022	101,386	27.38	to	22.34	2,115,148	1.47	0.00	to	1.50	(16.19)		to	(17.43)
12/31/2021	94,166	32.67	to	27.06	2,447,004	1.59	0.00	to	1.50	11.54		to	9.89
12/31/2020	111,828	29.29	to	24.62	2,590,133	1.36	0.00	to	1.50	11.75		to	10.10
12/31/2019	102,803	26.21	to	22.36	2,218,133	3.34	0.00	to	1.50	19.56		to	17.79
12/31/2018	109,507	21.93	to	18.99	2,002,167	2.79	0.00	to	1.50	(9.58)		to	(10.92)
ProFund Access VP High Yield
12/31/2022	200,792	21.13	to	16.77	3,274,483	3.62	0.00	to	1.50	(7.97)		to	(9.32)
12/31/2021	168,760	22.96	to	18.49	3,027,455	2.48	0.00	to	1.50	0.27		to	(1.21)
12/31/2020	175,745	22.89	to	18.72	3,202,897	6.43	0.00	to	1.50	(0.06)		to	(1.54)
12/31/2019	202,947	22.91	to	19.01	3,781,777	4.93	0.00	to	1.50	12.43		to	10.77
12/31/2018	192,387	20.38	to	17.16	3,304,109	2.63	0.00	to	1.50	(0.61)		to	(2.09)
ProFund VP Asia 30
12/31/2022	478,322	9.68	to	9.13	4,403,627	0.49	0.00	to	1.50	(24.42)		to	(25.54)
12/31/2021	411,959	12.81	to	12.27	4,976,668	-	0.00	to	1.50	(18.52)		to	(19.73)
12/31/2020	384,501	15.73	to	15.28	5,684,247	0.94	0.00	to	1.50	35.55		to	33.55
12/31/2019	755,203	11.60	to	11.44	8,314,602	0.19	0.00	to	1.50	26.31		to	24.44
12/31/2018	430,576	9.19	to	9.20	3,704,275	0.40	0.00	to	1.50	(18.59)		to	(19.81)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Basic Materials
12/31/2022	227,293	$17.62	to	$14.41	$3,726,953	0.19%	0.00%	to	1.50%	(9.14	) %	to	(10.48	) %
12/31/2021	262,925	19.39	to	16.10	4,759,259	0.26	0.00	to	1.50	25.63		to	23.77
12/31/2020	202,508	15.43	to	13.01	2,916,123	0.64	0.00	to	1.50	16.49		to	14.76
12/31/2019	220,118	13.25	to	11.34	2,725,778	0.34	0.00	to	1.50	17.72		to	15.98
12/31/2018	238,320	11.25	to	9.77	2,505,171	0.39	0.00	to	1.50	(17.66)		to	(18.88)
ProFund VP Bull
12/31/2022	150,584	28.45	to	24.86	4,192,792	-	0.00	to	1.50	(19.74)		to	(20.92)
12/31/2021	164,564	35.44	to	31.44	5,735,865	-	0.00	to	1.50	26.33		to	24.47
12/31/2020	175,403	28.05	to	25.26	4,864,234	0.09	0.00	to	1.50	16.03		to	14.32
12/31/2019	202,079	24.18	to	22.09	4,855,492	0.32	0.00	to	1.50	28.88		to	26.98
12/31/2018	167,135	18.76	to	17.40	3,134,335	-	0.00	to	1.50	(6.15)		to	(7.54)
ProFund VP Consumer Services
12/31/2022	136,501	35.89	to	32.27	4,130,816	-	0.00	to	1.50	(31.53)		to	(32.54)
12/31/2021	154,824	52.42	to	47.84	6,918,758	-	0.00	to	1.50	10.23		to	8.60
12/31/2020	156,855	47.55	to	44.05	6,421,577	-	0.00	to	1.50	28.34		to	26.45
12/31/2019	145,291	37.05	to	34.84	4,685,493	-	0.00	to	1.50	24.64		to	22.80
12/31/2018	159,048	29.73	to	28.37	4,177,142	-	0.00	to	1.50	0.62		to	(0.88)
ProFund VP Emerging Markets
12/31/2022	734,255	7.82	to	7.07	5,994,647	0.62	0.00	to	1.50	(16.19)		to	(17.43)
12/31/2021	645,052	9.33	to	8.56	6,210,598	-	0.00	to	1.50	(18.01)		to	(19.23)
12/31/2020	646,787	11.39	to	10.59	7,586,888	0.60	0.00	to	1.50	26.72		to	24.85
12/31/2019	1,172,076	8.98	to	8.49	10,543,054	0.41	0.00	to	1.50	24.23		to	22.40
12/31/2018	818,859	7.23	to	6.93	5,692,807	0.22	0.00	to	1.50	(15.27)		to	(16.53)
ProFund VP Europe 30
12/31/2022	91,459	11.77	to	9.84	1,057,135	1.38	0.00	to	1.50	(7.76)		to	(9.12)
12/31/2021	113,300	12.76	to	10.83	1,410,359	0.54	0.00	to	1.50	24.53		to	22.69
12/31/2020	74,499	10.25	to	8.83	743,173	2.67	0.00	to	1.50	(9.23)		to	(10.57)
12/31/2019	86,170	11.29	to	9.87	938,303	2.37	0.00	to	1.50	17.79		to	16.05
12/31/2018	112,343	9.58	to	8.51	1,043,087	2.52	0.00	to	1.50	(14.13)		to	(15.41)
ProFund VP Falling U.S. Dollar
12/31/2022	43,039	5.63	to	4.45	242,994	-	0.00	to	1.50	(8.76)		to	(10.11)
12/31/2021	36,666	6.17	to	4.95	215,619	-	0.00	to	1.50	(8.03)		to	(9.39)
12/31/2020	85,122	6.71	to	5.46	571,233	0.32	0.00	to	1.50	4.80		to	3.26
12/31/2019	31,372	6.40	to	5.29	192,195	0.05	0.00	to	1.50	(2.34)		to	(3.78)
12/31/2018	39,531	6.55	to	5.50	249,306	-	0.00	to	1.50	(6.31)		to	(7.70)
ProFund VP Financials
12/31/2022	250,894	18.59	to	19.21	5,314,713	0.09	0.00	to	1.50	(15.14)		to	(16.39)
12/31/2021	306,203	21.90	to	22.98	7,421,217	0.32	0.00	to	1.50	30.10		to	28.18
12/31/2020	203,241	16.83	to	17.93	3,629,255	0.65	0.00	to	1.50	(1.77)		to	(3.22)
12/31/2019	259,303	17.14	to	18.52	4,716,020	0.51	0.00	to	1.50	30.27		to	28.35
12/31/2018	295,061	13.15	to	14.43	4,069,052	0.38	0.00	to	1.50	(10.43)		to	(11.76)
ProFund VP Government Money Market
12/31/2022	1,562,358	10.80	to	8.27	15,175,380	1.02	0.00	to	1.50	1.04		to	(0.45)
12/31/2021	2,052,472	10.69	to	8.31	19,922,125	0.01	0.00	to	1.50	0.01		to	(1.47)
12/31/2020	1,896,770	10.69	to	8.44	18,415,872	0.04	0.00	to	1.50	0.04		to	(1.44)
12/31/2019	1,178,410	10.68	to	8.56	11,493,857	0.78	0.00	to	1.50	0.77		to	(0.72)
12/31/2018	1,968,408	10.60	to	8.62	19,100,813	0.42	0.00	to	1.50	0.42		to	(1.07)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP International
12/31/2022	406,075	$9.88	to	$8.59	$4,362,217	-%	0.00%	to	1.50%	(16.45	) %	to	(17.68	) %
12/31/2021	233,841	11.82	to	10.43	2,986,900	-	0.00	to	1.50	8.82		to	7.21
12/31/2020	230,505	10.86	to	9.73	2,698,233	0.54	0.00	to	1.50	4.90		to	3.35
12/31/2019	234,501	10.36	to	9.42	2,314,126	0.27	0.00	to	1.50	19.27		to	17.51
12/31/2018	258,900	8.68	to	8.01	2,137,619	-	0.00	to	1.50	(15.76)		to	(17.01)
ProFund VP Japan
12/31/2022	141,314	14.97	to	12.46	2,525,759	-	0.00	to	1.50	(9.92)		to	(11.25)
12/31/2021	37,355	16.62	to	14.04	651,443	-	0.00	to	1.50	3.89		to	2.36
12/31/2020	48,718	16.00	to	13.72	792,777	0.26	0.00	to	1.50	15.93		to	14.22
12/31/2019	55,149	13.80	to	12.01	859,504	0.11	0.00	to	1.50	20.00		to	18.22
12/31/2018	64,144	11.50	to	10.16	766,064	-	0.00	to	1.50	(11.63)		to	(12.95)
ProFund VP Mid-Cap
12/31/2022	201,379	26.55	to	22.36	4,610,529	-	0.00	to	1.50	(14.92)		to	(16.17)
12/31/2021	235,593	31.20	to	26.68	6,370,458	-	0.00	to	1.50	22.21		to	20.40
12/31/2020	222,065	25.53	to	22.16	4,946,836	1.03	0.00	to	1.50	10.76		to	9.12
12/31/2019	160,109	23.05	to	20.30	3,275,313	0.17	0.00	to	1.50	23.53		to	21.70
12/31/2018	200,990	18.66	to	16.68	3,349,100	-	0.00	to	1.50	(12.86)		to	(14.16)
ProFund VP NASDAQ-100
12/31/2022	582,950	54.22	to	42.29	25,830,963	-	0.00	to	1.50	(33.91)		to	(34.89)
12/31/2021	625,685	82.04	to	64.95	43,056,594	-	0.00	to	1.50	24.80		to	22.96
12/31/2020	544,387	65.74	to	52.82	31,067,075	-	0.00	to	1.50	45.57		to	43.42
12/31/2019	535,387	45.16	to	36.83	21,186,505	-	0.00	to	1.50	36.70		to	34.68
12/31/2018	470,561	33.04	to	27.35	14,347,955	-	0.00	to	1.50	(1.87)		to	(3.33)
ProFund VP Oil & Gas
12/31/2022	1,468,911	12.82	to	9.56	17,719,261	1.03	0.00	to	1.50	59.43		to	57.08
12/31/2021	1,118,554	8.04	to	6.09	8,391,421	1.60	0.00	to	1.50	51.93		to	49.69
12/31/2020	1,024,721	5.29	to	4.07	5,035,078	2.67	0.00	to	1.50	(34.46)		to	(35.43)
12/31/2019	721,703	8.08	to	6.30	5,415,783	1.42	0.00	to	1.50	8.51		to	6.91
12/31/2018	868,737	7.44	to	5.89	6,013,987	1.72	0.00	to	1.50	(20.22)		to	(21.41)
ProFund VP Pharmaceuticals
12/31/2022	236,246	29.03	to	24.95	6,282,084	0.08	0.00	to	1.50	(6.13)		to	(7.51)
12/31/2021	234,365	30.92	to	26.97	6,642,729	0.27	0.00	to	1.50	11.20		to	9.56
12/31/2020	247,778	27.81	to	24.62	6,322,174	0.12	0.00	to	1.50	12.51		to	10.85
12/31/2019	220,283	24.71	to	22.21	5,017,336	0.85	0.00	to	1.50	14.04		to	12.36
12/31/2018	259,734	21.67	to	19.77	5,199,084	1.07	0.00	to	1.50	(6.20)		to	(7.59)
ProFund VP Precious Metals
12/31/2022	1,663,555	4.91	to	4.25	7,530,391	-	0.00	to	1.50	(11.02)		to	(12.33)
12/31/2021	1,733,822	5.51	to	4.85	8,805,544	-	0.00	to	1.50	(8.93)		to	(10.28)
12/31/2020	1,925,848	6.05	to	5.40	10,748,618	0.25	0.00	to	1.50	24.10		to	22.27
12/31/2019	1,720,769	4.88	to	4.42	7,763,794	0.03	0.00	to	1.50	45.98		to	43.82
12/31/2018	1,473,097	3.34	to	3.07	4,574,070	-	0.00	to	1.50	(13.47)		to	(14.76)
ProFund VP Short Emerging Markets
12/31/2022	203,275	2.48	to	1.85	721,467	-	0.00	to	1.50	6.69		to	5.12
12/31/2021	132,325	2.32	to	1.76	390,777	-	0.00	to	1.50	9.96		to	8.33
12/31/2020	93,554	2.11	to	1.63	236,037	0.44	0.00	to	1.50	(31.76)		to	(32.77)
12/31/2019	95,356	3.09	to	2.42	352,353	0.45	0.00	to	1.50	(20.99)		to	(22.16)
12/31/2018	184,112	3.92	to	3.11	744,822	-	0.00	to	1.50	12.59		to	10.91

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Short International
12/31/2022	242,581	$2.80	to	$2.11	$769,575	-%	0.00%	to	1.50%	12.45%	to	10.80%
12/31/2021	105,327	2.49	to	1.91	276,635	-	0.00	to	1.50	(13.40)	to	(14.68)
12/31/2020	116,781	2.88	to	2.24	353,854	0.51	0.00	to	1.50	(16.94)	to	(18.17)
12/31/2019	82,689	3.47	to	2.73	293,102	0.52	0.00	to	1.50	(17.42)	to	(18.64)
12/31/2018	83,833	4.20	to	3.36	351,032	-	0.00	to	1.50	15.47	to	13.76
ProFund VP Short NASDAQ-100
12/31/2022	3,935,052	0.58	to	0.48	3,174,095	-	0.00	to	1.50	35.06	to	33.07
12/31/2021	1,233,529	0.43	to	0.36	679,736	-	0.00	to	1.50	(25.13)	to	(26.24)
12/31/2020	3,126,218	0.58	to	0.49	2,839,671	0.24	0.00	to	1.50	(42.77)	to	(43.62)
12/31/2019	2,249,113	1.01	to	0.87	3,618,259	0.07	0.00	to	1.50	(28.06)	to	(29.12)
12/31/2018	1,889,938	1.40	to	1.23	2,986,569	-	0.00	to	1.50	(2.89)	to	(4.33)
ProFund VP Short Small-Cap
12/31/2022	964,575	1.06	to	0.75	1,272,674	-	0.00	to	1.50	17.81	to	16.07
12/31/2021	654,569	0.90	to	0.64	635,292	-	0.00	to	1.50	(19.05)	to	(20.25)
12/31/2020	500,342	1.12	to	0.81	548,617	0.57	0.00	to	1.50	(31.96)	to	(32.97)
12/31/2019	326,282	1.64	to	1.20	513,284	0.10	0.00	to	1.50	(20.78)	to	(21.96)
12/31/2018	214,149	2.07	to	1.54	426,579	-	0.00	to	1.50	10.39	to	8.75
ProFund VP Small-Cap
12/31/2022	129,618	21.73	to	19.92	2,614,590	-	0.00	to	1.50	(21.85)	to	(23.00)
12/31/2021	143,278	27.80	to	25.87	3,742,748	-	0.00	to	1.50	12.88	to	11.21
12/31/2020	193,508	24.63	to	23.26	4,480,052	0.05	0.00	to	1.50	17.06	to	15.33
12/31/2019	223,149	21.04	to	20.17	4,438,418	-	0.00	to	1.50	23.60	to	21.78
12/31/2018	136,250	17.02	to	16.56	2,243,155	-	0.00	to	1.50	(12.89)	to	(14.19)
ProFund VP Small-Cap Value
12/31/2022	122,667	26.91	to	23.65	2,899,115	-	0.00	to	1.50	(12.41)	to	(13.71)
12/31/2021	168,208	30.72	to	27.40	4,560,094	0.10	0.00	to	1.50	28.56	to	26.66
12/31/2020	160,330	23.90	to	21.64	3,392,669	0.02	0.00	to	1.50	1.06	to	(0.43)
12/31/2019	192,718	23.65	to	21.73	4,055,740	-	0.00	to	1.50	22.56	to	20.75
12/31/2018	94,464	19.29	to	18.00	1,648,295	-	0.00	to	1.50	(14.21)	to	(15.49)
ProFund VP Telecommunications
12/31/2022	50,674	14.65	to	12.56	702,120	1.85	0.00	to	1.50	(21.22)	to	(22.38)
12/31/2021	55,335	18.60	to	16.19	966,416	1.11	0.00	to	1.50	18.41	to	16.66
12/31/2020	65,367	15.70	to	13.87	967,161	0.95	0.00	to	1.50	3.15	to	1.63
12/31/2019	49,609	15.23	to	13.65	714,412	3.24	0.00	to	1.50	14.77	to	13.07
12/31/2018	53,288	13.27	to	12.07	668,160	5.55	0.00	to	1.50	(15.10)	to	(16.37)
ProFund VP U.S. Government Plus
12/31/2022	222,649	13.50	to	10.78	2,683,914	-	0.00	to	1.50	(41.70)	to	(42.56)
12/31/2021	207,687	23.15	to	18.76	4,320,363	-	0.00	to	1.50	(7.08)	to	(8.46)
12/31/2020	340,584	24.92	to	20.49	7,661,538	0.03	0.00	to	1.50	20.69	to	18.91
12/31/2019	229,830	20.65	to	17.23	4,294,581	0.83	0.00	to	1.50	18.22	to	16.47
12/31/2018	203,154	17.46	to	14.80	3,231,995	0.94	0.00	to	1.50	(5.42)	to	(6.83)
ProFund VP UltraNASDAQ-100
12/31/2022	459,969	83.97	to	73.13	37,413,454	-	0.00	to	1.50	(60.93)	to	(61.51)
12/31/2021	438,658	214.93	to	190.00	91,072,726	-	0.00	to	1.50	52.51	to	50.26
12/31/2020	473,658	140.93	to	126.45	64,613,684	-	0.00	to	1.50	86.30	to	83.55
12/31/2019	487,770	75.65	to	68.89	35,807,599	-	-	to	1.50	79.13	to	77.01
12/31/2018	561,767	42.13	to	38.92	23,124,940	-	0.30	to	1.50	(9.90)	to	(10.98)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP UltraSmall-Cap
12/31/2022	289,694	$23.02	to	$21.37	$6,667,147	-%	0.00%	to	1.50%	(43.68	) %	to	(44.52	) %
12/31/2021	343,288	40.88	to	38.51	13,827,568	-	0.00	to	1.50	23.30		to	21.48
12/31/2020	255,139	33.16	to	31.70	8,336,950	0.13	0.00	to	1.50	16.39		to	14.67
12/31/2019	285,041	28.49	to	27.65	7,932,380	-	0.00	to	1.50	47.33		to	45.15
12/31/2018	318,256	19.34	to	19.05	5,975,141	-	0.00	to	1.50	(26.95)		to	(28.04)
ProFund VP Utilities
12/31/2022	261,531	25.13	to	19.45	6,393,167	0.99	0.00	to	1.50	(0.25)		to	(1.72)
12/31/2021	217,220	25.19	to	19.79	5,336,129	1.50	0.00	to	1.50	15.41		to	13.70
12/31/2020	227,355	21.83	to	17.40	4,780,991	1.55	0.00	to	1.50	(2.40)		to	(3.84)
12/31/2019	291,707	22.36	to	18.10	6,306,424	1.55	0.00	to	1.50	22.88		to	21.06
12/31/2018	268,154	18.20	to	14.95	4,679,004	1.99	0.00	to	1.50	2.89		to	1.36
TA Aegon Bond Initial Class
12/31/2022	1,324,607	16.39	to	12.16	17,963,960	2.71	0.00	to	1.50	(14.84)		to	(16.10)
12/31/2021	1,360,429	19.24	to	14.49	22,038,949	1.43	0.00	to	1.50	(0.87)		to	(2.34)
12/31/2020	1,334,112	19.41	to	14.84	22,421,410	4.61	0.00	to	1.50	7.68		to	6.09
12/31/2019	1,309,198	18.02	to	13.99	20,996,230	2.34	0.00	to	1.50	8.41		to	6.81
12/31/2018	1,379,415	16.63	to	13.09	21,095,608	2.52	0.00	to	1.50	(0.65)		to	(2.13)
TA Aegon Core Bond Initial Class
12/31/2022	1,377,204	16.94	to	12.42	27,520,583	2.90	0.00	to	1.50	(12.77)		to	(14.05)
12/31/2021	1,442,916	19.42	to	14.45	33,855,832	2.77	0.00	to	1.50	(1.03)		to	(2.49)
12/31/2020	1,513,024	19.62	to	14.82	36,853,161	3.82	0.00	to	1.50	7.46		to	5.88
12/31/2019	1,399,936	18.25	to	14.00	34,000,646	2.59	0.00	to	1.50	8.53		to	6.92
12/31/2018	1,461,988	16.82	to	13.09	34,423,020	3.26	0.00	to	1.50	0.08		to	(1.41)
TA Aegon High Yield Bond Initial Class
12/31/2022	627,616	23.25	to	18.25	12,299,801	5.98	0.00	to	1.50	(11.12)		to	(12.43)
12/31/2021	618,002	26.16	to	20.84	14,134,753	5.19	0.00	to	1.50	6.35		to	4.78
12/31/2020	674,049	24.60	to	19.89	15,055,821	6.23	0.00	to	1.50	5.04		to	3.49
12/31/2019	827,671	23.42	to	19.22	18,060,264	6.30	0.00	to	1.50	14.21		to	12.53
12/31/2018	814,479	20.51	to	17.08	16,374,808	6.03	0.00	to	1.50	(2.35)		to	(3.80)
TA Aegon Sustainable Equity Income Initial Class
12/31/2022	1,971,207	21.43	to	18.15	56,618,567	2.14	0.00	to	1.50	(11.63)		to	(12.93)
12/31/2021	2,016,162	24.24	to	20.85	68,073,598	2.11	0.00	to	1.50	22.42		to	20.61
12/31/2020	1,982,242	19.80	to	17.28	57,427,556	3.02	0.00	to	1.50	(7.35)		to	(8.72)
12/31/2019	2,125,815	21.38	to	18.94	68,676,965	2.40	0.00	to	1.50	23.91		to	22.08
12/31/2018	2,314,329	17.25	to	15.51	62,532,917	2.14	0.00	to	1.50	(11.50)		to	(12.82)
TA Aegon U.S. Government Securities Initial Class
12/31/2022	500,660	14.74	to	10.94	6,253,150	1.02	0.00	to	1.50	(13.03)		to	(14.31)
12/31/2021	598,204	16.95	to	12.76	8,687,717	2.05	0.00	to	1.50	(2.39)		to	(3.83)
12/31/2020	755,102	17.36	to	13.27	11,544,548	1.62	0.00	to	1.50	8.97		to	7.36
12/31/2019	450,314	15.93	to	12.36	6,373,858	1.89	0.00	to	1.50	6.60		to	5.03
12/31/2018	477,016	14.95	to	11.77	6,445,842	2.91	0.00	to	1.50	0.26		to	(1.23)
TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	1,527,242	14.13	to	13.12	30,052,135	3.43	0.00	to	1.50	(28.19)		to	(29.25)
12/31/2021	1,580,079	19.68	to	18.55	45,149,026	2.52	0.00	to	1.50	26.22		to	24.36
12/31/2020	1,544,313	15.59	to	14.91	36,790,442	12.31	0.00	to	1.50	(0.31)		to	(1.79)
12/31/2019	1,629,517	15.64	to	15.18	41,010,845	0.90	0.00	to	1.50	25.19		to	23.34
12/31/2018	1,649,559	12.49	to	12.31	35,023,934	8.62	0.00	to	1.50	(10.09)		to	(11.43)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Government Money Market Initial Class
12/31/2022	2,806,920	$11.46	to	$8.60	$35,276,662	1.39%	0.00%	to	1.50%	1.40%	to	(0.09	) %
12/31/2021	2,356,554	11.30	to	8.61	30,568,353	0.00	0.00	to	1.50	0.00	to	(1.47)
12/31/2020	2,331,862	11.30	to	8.74	29,986,068	0.27	0.00	to	1.50	0.29	to	(1.19)
12/31/2019	2,233,056	11.27	to	8.85	30,217,624	1.96	0.00	to	1.50	1.97	to	0.47
12/31/2018	2,582,234	11.05	to	8.81	36,454,670	1.82	0.00	to	1.50	1.81	to	0.29
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class
12/31/2022	299,386	14.16	to	11.72	3,903,080	1.59	0.00	to	1.50	(15.06)	to	(16.32)
12/31/2021	323,769	16.67	to	14.01	4,983,409	1.36	0.00	to	1.50	5.98	to	4.41
12/31/2020	314,889	15.73	to	13.42	4,577,567	2.20	0.00	to	1.50	6.99	to	5.41
12/31/2019	324,549	14.70	to	12.73	4,430,550	2.27	0.00	to	1.50	11.47	to	9.82
12/31/2018	337,448	13.19	to	11.59	4,151,993	1.93	0.00	to	1.50	(2.61)	to	(4.05)
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class
12/31/2022	144,120	13.56	to	11.67	1,844,856	1.56	0.00	to	1.50	(16.86)	to	(18.09)
12/31/2021	162,053	16.31	to	14.24	2,510,714	1.13	0.00	to	1.50	8.52	to	6.92
12/31/2020	160,979	15.03	to	13.32	2,305,224	2.11	0.00	to	1.50	3.59	to	2.06
12/31/2019	180,588	14.51	to	13.05	2,517,994	2.10	-	to	1.50	11.10	to	9.79
12/31/2018	181,696	13.03	to	11.89	2,282,530	1.75	0.30	to	1.50	(4.27)	to	(5.40)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class
12/31/2022	1,691,198	14.02	to	11.08	20,957,162	1.62	0.00	to	1.50	(18.16)	to	(19.36)
12/31/2021	1,704,499	17.13	to	13.74	25,851,755	0.80	0.00	to	1.50	7.94	to	6.34
12/31/2020	1,763,969	15.87	to	12.92	24,830,847	2.11	0.00	to	1.50	(1.85)	to	(3.30)
12/31/2019	1,882,826	16.17	to	13.36	27,046,353	1.94	0.00	to	1.50	11.59	to	9.94
12/31/2018	2,030,239	14.49	to	12.15	26,218,151	1.56	0.00	to	1.50	(5.67)	to	(7.07)
TA BlackRock iShares Edge 40 Initial Class
12/31/2022	135,982	16.69	to	12.15	2,169,150	1.87	0.00	to	1.50	(14.24)	to	(15.51)
12/31/2021	141,719	19.46	to	14.38	2,730,609	1.76	0.00	to	1.50	6.09	to	4.52
12/31/2020	146,727	18.34	to	13.76	2,746,773	2.37	0.00	to	1.50	9.65	to	8.03
12/31/2019	165,466	16.73	to	12.74	2,874,315	2.23	0.00	to	1.50	15.31	to	13.60
12/31/2018	170,782	14.51	to	11.21	2,620,516	1.91	0.00	to	1.50	(4.14)	to	(5.56)
TA BlackRock Tactical Allocation Initial Class
12/31/2022	1,444,463	17.25	to	14.64	23,486,408	7.99	0.00	to	1.50	(16.06)	to	(17.30)
12/31/2021	1,459,227	20.55	to	17.70	28,322,637	5.15	0.00	to	1.50	7.91	to	6.31
12/31/2020	1,527,504	19.04	to	16.65	27,557,366	3.58	0.00	to	1.50	13.40	to	11.73
12/31/2019	1,596,129	16.79	to	14.90	25,483,831	4.10	0.00	to	1.50	17.43	to	15.69
12/31/2018	1,759,314	14.30	to	12.88	24,034,351	2.02	0.00	to	1.50	(4.21)	to	(5.64)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2022	179,711	17.63	to	15.05	2,794,673	1.85	0.00	to	1.50	(14.07)	to	(15.34)
12/31/2021	168,949	20.51	to	17.77	3,078,371	1.40	0.00	to	1.50	9.65	to	8.03
12/31/2020	163,791	18.71	to	16.45	2,743,412	2.29	0.00	to	1.50	4.48	to	2.94
12/31/2019	185,551	17.91	to	15.98	2,996,129	2.53	0.00	to	1.50	15.92	to	14.21
12/31/2018	116,146	15.45	to	13.99	1,631,149	1.77	0.00	to	1.50	(4.33)	to	(5.75)
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2022	182,303	19.35	to	16.88	3,176,779	1.68	0.00	to	1.50	(14.32)	to	(15.58)
12/31/2021	188,033	22.58	to	19.99	3,837,740	1.11	0.00	to	1.50	14.25	to	12.56
12/31/2020	191,544	19.77	to	17.76	3,437,251	2.25	0.00	to	1.50	4.52	to	2.98
12/31/2019	234,232	18.91	to	17.25	4,042,956	2.10	0.00	to	1.50	19.74	to	17.97
12/31/2018	219,770	15.79	to	14.62	3,189,192	1.81	0.00	to	1.50	(6.99)	to	(8.37)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA International Focus Initial Class
12/31/2022	1,783,990	$16.88	to	$14.98	$31,184,426	2.99%	0.00%	to	1.50%	(20.04	) %	to	(21.22	) %
12/31/2021	1,885,308	21.11	to	19.01	41,847,752	1.22	0.00	to	1.50	10.82		to	9.18
12/31/2020	1,988,790	19.05	to	17.41	40,421,994	2.26	0.00	to	1.50	20.90		to	19.11
12/31/2019	2,140,122	15.75	to	14.62	36,425,138	1.62	0.00	to	1.50	27.68		to	25.80
12/31/2018	2,293,934	12.34	to	11.62	31,067,991	1.21	0.00	to	1.50	(17.70)		to	(18.93)
TA Janus Balanced Initial Class
12/31/2022	613,920	23.08	to	18.88	12,310,679	1.14	0.00	to	1.50	(16.51)		to	(17.74)
12/31/2021	633,498	27.64	to	22.95	15,308,150	1.31	0.00	to	1.50	15.71		to	14.00
12/31/2020	671,553	23.89	to	20.13	14,171,366	1.67	0.00	to	1.50	14.59		to	12.90
12/31/2019	702,584	20.85	to	17.83	13,105,025	1.59	0.00	to	1.50	22.08		to	20.28
12/31/2018	683,989	17.08	to	14.82	10,568,133	1.65	0.00	to	1.50	0.22		to	(1.27)
TA Janus Mid-Cap Growth Initial Class
12/31/2022	7,521,990	39.37	to	28.64	383,496,226	-	0.00	to	1.50	(16.72)		to	(17.94)
12/31/2021	7,810,266	47.27	to	34.90	488,221,690	0.27	0.00	to	1.50	17.30		to	15.57
12/31/2020	8,151,056	40.30	to	30.20	443,552,033	0.23	0.00	to	1.50	19.20		to	17.44
12/31/2019	8,475,626	33.81	to	25.72	395,731,444	0.07	0.00	to	1.50	36.71		to	34.69
12/31/2018	8,971,980	24.73	to	19.09	312,172,498	0.06	0.00	to	1.50	(1.22)		to	(2.69)
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2022	1,235,899	18.21	to	14.20	21,748,760	5.63	0.00	to	1.50	(15.35)		to	(16.60)
12/31/2021	1,307,697	21.51	to	17.03	27,357,454	2.44	0.00	to	1.50	5.90		to	4.34
12/31/2020	1,279,451	20.32	to	16.32	25,594,436	2.48	0.00	to	1.50	11.47		to	9.82
12/31/2019	1,349,901	18.23	to	14.86	24,659,624	2.56	0.00	to	1.50	13.90		to	12.22
12/31/2018	1,411,802	16.00	to	13.24	23,252,229	1.90	0.00	to	1.50	(3.98)		to	(5.41)
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2022	13,515,791	23.78	to	19.57	313,874,619	6.00	0.00	to	1.50	(22.57)		to	(23.71)
12/31/2021	13,691,954	30.72	to	25.66	418,521,423	1.67	0.00	to	1.50	19.64		to	17.87
12/31/2020	14,018,912	25.67	to	21.77	366,285,895	1.70	0.00	to	1.50	24.74		to	22.90
12/31/2019	14,617,957	20.58	to	17.71	313,982,504	1.72	0.00	to	1.50	26.05		to	24.19
12/31/2018	14,820,361	16.33	to	14.26	263,807,775	1.88	0.00	to	1.50	(10.39)		to	(11.73)
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2022	3,495,140	20.20	to	15.81	64,414,192	5.29	0.00	to	1.50	(16.08)		to	(17.31)
12/31/2021	3,679,894	24.07	to	19.11	82,170,814	1.90	0.00	to	1.50	9.18		to	7.57
12/31/2020	3,739,893	22.05	to	17.77	77,729,302	2.19	0.00	to	1.50	12.60		to	10.94
12/31/2019	3,883,875	19.58	to	16.02	73,482,650	2.18	0.00	to	1.50	16.42		to	14.70
12/31/2018	3,932,159	16.82	to	13.96	67,106,795	1.74	0.00	to	1.50	(5.13)		to	(6.54)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2022	13,782,990	21.71	to	17.50	279,106,314	5.39	0.00	to	1.50	(17.35)		to	(18.57)
12/31/2021	14,120,416	26.27	to	21.49	351,662,494	2.15	0.00	to	1.50	13.95		to	12.26
12/31/2020	14,530,939	23.05	to	19.14	323,755,750	2.05	0.00	to	1.50	15.07		to	13.37
12/31/2019	15,058,363	20.03	to	16.88	299,769,826	2.18	0.00	to	1.50	20.01		to	18.24
12/31/2018	15,195,604	16.69	to	14.28	265,001,910	1.87	0.00	to	1.50	(7.07)		to	(8.45)
TA JPMorgan Enhanced Index Initial Class
12/31/2022	401,833	38.03	to	32.96	14,932,873	0.68	0.00	to	1.50	(18.35)		to	(19.56)
12/31/2021	408,659	46.57	to	40.97	18,901,887	0.78	0.00	to	1.50	30.12		to	28.20
12/31/2020	378,797	35.79	to	31.96	13,944,983	1.52	0.00	to	1.50	20.16		to	18.39
12/31/2019	352,818	29.79	to	27.00	10,944,909	1.18	0.00	to	1.50	31.03		to	29.10
12/31/2018	355,833	22.73	to	20.91	8,703,767	1.05	0.00	to	1.50	(6.01)		to	(7.41)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan International Moderate Growth Initial Class
12/31/2022	773,128	$16.06	to	$12.58	$10,965,972	5.11%	0.00%	to	1.50%	(17.28	) %	to	(18.50	) %
12/31/2021	794,603	19.41	to	15.44	13,589,745	1.53	0.00	to	1.50	9.25		to	7.64
12/31/2020	779,849	17.77	to	14.34	12,257,975	2.73	0.00	to	1.50	14.90		to	13.20
12/31/2019	819,530	15.47	to	12.67	11,283,934	2.33	0.00	to	1.50	17.77		to	16.03
12/31/2018	867,382	13.13	to	10.92	10,202,855	2.37	0.00	to	1.50	(11.58)		to	(12.90)
TA JPMorgan Mid Cap Value Initial Class
12/31/2022	140,955	29.70	to	51.08	5,886,000	0.82	0.00	to	0.90	(8.23)		to	(9.05)
12/31/2021	154,046	32.37	to	56.16	7,028,111	0.77	0.00	to	0.90	29.19		to	28.04
12/31/2020	173,752	25.05	to	43.86	6,250,257	1.26	0.00	to	0.90	1.35		to	0.45
12/31/2019	187,027	24.72	to	43.66	6,646,187	1.39	-	to	0.90	25.83		to	25.08
12/31/2018	203,109	19.60	to	34.91	5,759,797	0.86	0.30	to	0.90	(12.07)		to	(12.60)
TA JPMorgan Tactical Allocation Initial Class
12/31/2022	1,862,060	15.61	to	11.81	36,783,297	1.91	0.00	to	1.50	(14.81)		to	(16.06)
12/31/2021	1,939,835	18.32	to	14.07	45,694,715	1.83	0.00	to	1.50	4.91		to	3.36
12/31/2020	1,877,825	17.46	to	13.62	43,700,739	2.43	0.00	to	1.50	12.36		to	10.70
12/31/2019	1,953,351	15.54	to	12.30	41,541,857	2.36	0.00	to	1.50	12.18		to	10.52
12/31/2018	2,173,742	13.86	to	11.13	42,293,856	2.23	0.00	to	1.50	(2.94)		to	(4.38)
TA Morgan Stanley Capital Growth Initial Class
12/31/2022	2,345,347	33.87	to	29.34	79,261,547	-	0.00	to	1.50	(59.84)		to	(60.44)
12/31/2021	2,491,170	84.34	to	74.16	214,130,739	-	0.00	to	1.50	(0.53)		to	(2.00)
12/31/2020	2,578,953	84.80	to	75.68	227,311,417	-	0.00	to	1.50	117.87		to	114.66
12/31/2019	2,574,775	38.92	to	35.25	106,517,393	-	0.00	to	1.50	23.74		to	21.91
12/31/2018	1,912,902	31.45	to	28.92	65,480,293	-	0.00	to	1.50	6.68		to	5.10
TA Morgan Stanley Global Allocation Initial Class
12/31/2022	343,093	16.11	to	13.88	5,271,191	0.75	0.00	to	1.50	(17.51)		to	(18.73)
12/31/2021	362,120	19.54	to	17.07	6,752,122	1.23	0.00	to	1.50	8.42		to	6.82
12/31/2020	363,530	18.02	to	15.98	6,277,574	1.95	0.00	to	1.50	18.59		to	16.84
12/31/2019	394,579	15.19	to	13.68	5,779,374	1.91	-	to	1.50	17.85		to	16.46
12/31/2018	437,770	12.86	to	11.75	5,454,596	2.20	0.30	to	1.50	(7.68)		to	(8.78)
TA Multi-Managed Balanced Initial Class
12/31/2022	3,605,852	30.83	to	24.16	117,563,912	1.19	0.00	to	1.50	(16.28)		to	(17.52)
12/31/2021	3,799,927	36.82	to	29.29	149,742,154	1.14	0.00	to	1.50	17.04		to	15.31
12/31/2020	3,966,299	31.46	to	25.40	135,037,483	1.56	0.00	to	1.50	15.90		to	14.18
12/31/2019	4,222,210	27.15	to	22.24	125,581,396	1.64	0.00	to	1.50	21.77		to	19.97
12/31/2018	4,476,533	22.30	to	18.54	111,103,271	1.42	0.00	to	1.50	(3.66)		to	(5.09)
TA PIMCO Tactical - Balanced Initial Class
12/31/2022	345,533	15.95	to	13.01	4,793,425	0.87	0.00	to	1.50	(19.42)		to	(20.61)
12/31/2021	361,616	19.79	to	16.39	6,279,514	-	0.00	to	1.50	6.62		to	5.04
12/31/2020	368,625	18.56	to	15.60	6,051,980	3.44	0.00	to	1.50	9.18		to	7.57
12/31/2019	402,997	17.00	to	14.51	6,138,969	0.42	0.00	to	1.50	19.90		to	18.13
12/31/2018	439,725	14.18	to	12.28	5,644,298	3.46	0.00	to	1.50	(6.75)		to	(8.13)
TA PIMCO Tactical - Conservative Initial Class
12/31/2022	657,994	15.31	to	12.49	8,587,212	1.39	0.00	to	1.50	(17.12)		to	(18.34)
12/31/2021	688,816	18.47	to	15.29	10,968,843	1.29	0.00	to	1.50	4.43		to	2.89
12/31/2020	734,492	17.68	to	14.86	11,323,592	1.67	0.00	to	1.50	10.22		to	8.59
12/31/2019	743,974	16.04	to	13.69	10,552,121	0.35	0.00	to	1.50	17.86		to	16.12
12/31/2018	777,894	13.61	to	11.79	9,513,930	3.53	0.00	to	1.50	(4.92)		to	(6.33)

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Tactical - Growth Initial Class
12/31/2022	786,622	$16.66	to	$13.59	$10,895,246	-%	0.00%	to	1.50%	(17.80	) %	to	(19.01	) %
12/31/2021	788,944	20.26	to	16.78	13,458,742	-	0.00	to	1.50	9.51		to	7.89
12/31/2020	807,176	18.50	to	15.55	12,749,686	4.08	0.00	to	1.50	9.26		to	7.65
12/31/2019	853,922	16.94	to	14.45	12,581,043	-	0.00	to	1.50	21.97		to	20.17
12/31/2018	916,901	13.88	to	12.02	11,257,710	3.25	0.00	to	1.50	(7.49)		to	(8.87)
TA Small/Mid Cap Value Initial Class
12/31/2022	3,795,670	43.16	to	27.24	128,666,153	0.60	0.00	to	1.50	(8.31)		to	(9.66)
12/31/2021	3,793,912	47.07	to	30.15	147,998,487	0.65	0.00	to	1.50	28.12		to	26.23
12/31/2020	3,742,740	36.74	to	23.88	119,641,985	1.19	0.00	to	1.50	4.04		to	2.50
12/31/2019	3,983,695	35.31	to	23.30	128,821,916	0.97	0.00	to	1.50	25.28		to	23.43
12/31/2018	4,150,157	28.19	to	18.88	113,071,433	0.90	0.00	to	1.50	(11.46)		to	(12.77)
TA T. Rowe Price Small Cap Initial Class
12/31/2022	1,455,300	43.95	to	34.25	51,633,783	-	0.00	to	1.50	(22.39)		to	(23.53)
12/31/2021	1,499,811	56.63	to	44.79	70,498,120	-	0.00	to	1.50	11.37		to	9.73
12/31/2020	1,659,731	50.84	to	40.82	71,104,851	-	0.00	to	1.50	23.56		to	21.74
12/31/2019	1,661,544	41.15	to	33.53	59,806,465	-	0.00	to	1.50	32.77		to	30.81
12/31/2018	1,673,978	30.99	to	25.63	47,121,727	-	0.00	to	1.50	(7.08)		to	(8.46)
TA WMC US Growth Initial Class
12/31/2022	26,762,939	35.35	to	29.05	1,188,329,861	-	0.00	to	1.50	(31.35)		to	(32.36)
12/31/2021	28,001,519	51.49	to	42.95	1,830,400,004	0.08	0.00	to	1.50	20.67		to	18.88
12/31/2020	29,290,504	42.67	to	36.13	1,603,455,800	0.11	0.00	to	1.50	37.30		to	35.27
12/31/2019	30,981,983	31.08	to	26.71	1,246,807,757	0.13	0.00	to	1.50	40.05		to	37.98
12/31/2018	32,437,685	22.19	to	19.36	943,928,588	0.48	0.00	to	1.50	0.21		to	(1.28)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

Under some forms of the contracts, a sales charge and premium taxes are deducted by TLIC prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply. Under all forms of the contracts, monthly charges against policy cash values are made to compensate TLIC for costs of insurance provided. A daily charge equal to an annual rate from 0.00% and 1.50% of average daily net assets is assessed to compensate TLIC for assumption of mortality and expense risks in connection with the issuance and administration of the contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

Transamerica Life Insurance Company

WRL Series Life Account

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.